SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.3%

Communication Services — 9.1%
Alphabet Inc, Cl A	48,522	$11,796
Alphabet Inc, Cl C	39,070	9,515
Angi Inc, Cl A *	197	3
AT&T Inc	49,893	1,409
Atlanta Braves Holdings Inc, Cl C *	1,938	81
Bandwidth Inc, Cl A *	74	1
Cable One Inc	79	14
Cars.com Inc *	4,178	51
Charter Communications Inc, Cl A *	277	76
Cogent Communications Holdings Inc	148	6
Comcast Corp, Cl A	21,130	664
DoubleVerify Holdings Inc *	6,933	83
EchoStar Corp, Cl A *	1,124	86
Electronic Arts Inc	4,883	985
EverQuote Inc, Cl A *	1,468	34
EW Scripps Co/The, Cl A *	3,299	8
Fox Corp, Cl A	1,372	86
Fox Corp, Cl B	1,983	114
GCI LIBERTY INC *	16	1
GCI LIBERTY INC, Cl C *	68	3
IAC Inc *	376	13
IMAX Corp *	2,244	73
Interpublic Group of Cos Inc/The	31,640	883
Iridium Communications Inc	366	6
John Wiley & Sons Inc, Cl A	236	10
Liberty Broadband Corp, Cl A *	81	5
Liberty Broadband Corp, Cl C *	343	22
Liberty Media Corp-Liberty Live, Cl C *	59	6
Madison Square Garden Entertainment Corp, Cl A *	697	32
Madison Square Garden Sports Corp *	39	9
Magnite Inc *	2,551	56
Match Group Inc	1,841	65
MediaAlpha Inc, Cl A *	8,359	95
Meta Platforms Inc, Cl A	18,376	13,495
Millicom International Cellular SA	2,334	113
Netflix Inc *	3,382	4,055
New York Times Co/The, Cl A	439	25
News Corp, Cl A	829	25
News Corp, Cl B	3,386	117
Nexstar Media Group Inc, Cl A	94	19
Omnicom Group Inc	4,912	400
Pinterest Inc, Cl A *	3,339	107
ROBLOX Corp, Cl A *	861	119
Shutterstock Inc	205	4
Sirius XM Holdings Inc	910	21
Sphere Entertainment Co *	697	43
Spotify Technology SA *	714	498
Take-Two Interactive Software Inc *	604	156
TEGNA Inc	3,052	62
TKO Group Holdings Inc, Cl A	780	158
T-Mobile US Inc	2,550	610
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Toro Combineco Inc *	1,986	$12
Trade Desk Inc/The, Cl A *	862	42
TripAdvisor Inc *	1,712	28
Uniti Group Inc *	752	5
Verizon Communications Inc	56,628	2,489
Vimeo Inc *	610	5
Walt Disney Co/The	21,958	2,514
Warner Bros Discovery Inc *	4,164	81
Yelp Inc, Cl A *	1,355	42
Ziff Davis Inc *	2,547	97
ZoomInfo Technologies Inc, Cl A *	2,021	22
		51,655
Consumer Discretionary — 11.0%
1-800-Flowers.com Inc, Cl A *	3,668	17
Abercrombie & Fitch Co, Cl A *	788	67
Academy Sports & Outdoors Inc	2,047	102
Acushnet Holdings Corp	987	77
Adient PLC *	732	18
ADT Inc	4,942	43
Adtalem Global Education Inc *	2,101	324
Advance Auto Parts Inc	317	19
Airbnb Inc, Cl A *	805	98
Amazon.com Inc *	81,357	17,864
American Eagle Outfitters Inc	3,416	58
APTIV PLC *	1,850	160
Aramark	260	10
Asbury Automotive Group Inc *	70	17
AutoNation Inc *	649	142
AutoZone Inc *	235	1,008
Bath & Body Works Inc	638	16
Best Buy Co Inc	1,309	99
Birkenstock Holding Plc *	1,800	81
Bloomin' Brands Inc	2,259	16
Booking Holdings Inc	418	2,257
Boot Barn Holdings Inc *	199	33
BorgWarner Inc	321	14
Bright Horizons Family Solutions Inc *	76	8
Brinker International Inc *	810	103
Brunswick Corp/DE	839	53
Buckle Inc/The	1,885	111
Build-A-Bear Workshop Inc, Cl A	1,467	96
Burlington Stores Inc *	482	123
Capri Holdings Ltd *	1,319	26
CarMax Inc *	1,086	49
Carnival Corp *	10,223	296
Carter's Inc	471	13
Carvana Co, Cl A *	366	138
Cavco Industries Inc *	60	35
Chipotle Mexican Grill Inc, Cl A *	11,600	455
Choice Hotels International Inc	113	12
Columbia Sportswear Co	891	47
Coupang Inc, Cl A *	3,320	107
Coursera Inc *	15,856	186

New Covenant Funds	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cracker Barrel Old Country Store Inc	323	$14
Crocs Inc *	1,116	93
Dana Inc	2,660	53
Darden Restaurants Inc	705	134
Dave & Buster's Entertainment Inc *	1,283	23
Deckers Outdoor Corp *	2,634	267
Denny's Corp *	2,500	13
Designer Brands Inc, Cl A	3,316	12
Dick's Sporting Goods Inc	582	129
Dillard's Inc, Cl A	45	28
Domino's Pizza Inc	33	14
DoorDash Inc, Cl A *	1,092	297
Dorman Products Inc *	128	20
DR Horton Inc	589	100
eBay Inc	10,927	994
Etsy Inc *	1,162	77
Expedia Group Inc	389	83
Five Below Inc *	410	63
Floor & Decor Holdings Inc, Cl A *	232	17
Ford Motor Co	10,620	127
Fox Factory Holding Corp *	749	18
Frontdoor Inc *	251	17
GameStop Corp, Cl A *	2,040	56
Gap Inc/The	4,661	100
Garmin Ltd	418	103
Garrett Motion Inc	8,471	115
General Motors Co	1,886	115
Gentex Corp	440	12
Gentherm Inc *	184	6
Genuine Parts Co	67	9
Global Business Travel Group I *	11,930	96
Goodyear Tire & Rubber Co/The *	989	7
Graham Holdings Co, Cl B	78	92
Grand Canyon Education Inc *	121	27
Group 1 Automotive Inc	86	38
H&R Block Inc	2,109	107
Hanesbrands Inc *	13,319	88
Hasbro Inc	2,632	200
Helen of Troy Ltd *	57	1
Hilton Grand Vacations Inc *	3,016	126
Hilton Worldwide Holdings Inc	6,291	1,632
Home Depot Inc/The	10,369	4,201
Hyatt Hotels Corp, Cl A	135	19
Installed Building Products Inc	125	31
Jack in the Box Inc	658	13
Johnson Outdoors Inc, Cl A	659	27
KB Home	1,621	103
Kohl's Corp	1,859	29
Kontoor Brands Inc	1,282	102
La-Z-Boy Inc, Cl Z	1,597	55
LCI Industries	483	45
Lear Corp	3,782	381
Leggett & Platt Inc	222	2
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lennar Corp, Cl B	122	$15
LGI Homes Inc *	127	7
Lithia Motors Inc, Cl A	296	94
LKQ Corp	317	10
Lowe's Cos Inc	7,273	1,828
Lucid Group Inc *	3,324	79
Lululemon Athletica Inc *	245	44
M/I Homes Inc *	198	29
Macy's Inc	4,042	72
Malibu Boats Inc, Cl A *	202	7
Marriott International Inc/MD, Cl A	3,599	937
Marriott Vacations Worldwide Corp	394	26
Mattel Inc *	711	12
McDonald's Corp	9,415	2,861
Meritage Homes Corp	1,588	115
Mohawk Industries Inc *	127	16
Monro Inc	626	11
Murphy USA Inc	263	102
National Vision Holdings Inc *	447	13
Newell Brands Inc	605	3
NIKE Inc, Cl B	3,900	272
Norwegian Cruise Line Holdings Ltd *	5,839	144
NVR Inc *	13	104
ODP Corp/The *	283	8
Ollie's Bargain Outlet Holdings Inc *	212	27
O'Reilly Automotive Inc *	3,540	382
Oxford Industries Inc	665	27
Papa John's International Inc	151	7
Peloton Interactive Inc, Cl A *	2,845	26
Penske Automotive Group Inc	624	109
Petco Health & Wellness Co Inc, Cl A *	27,348	106
Phinia Inc	64	4
Planet Fitness Inc, Cl A *	173	18
Polaris Inc	966	56
PulteGroup Inc	871	115
PVH Corp	108	9
Ralph Lauren Corp, Cl A	436	137
Restaurant Brands International Inc	1,594	102
Revolve Group Inc, Cl A *	2,223	47
RH *	45	9
Rivian Automotive Inc, Cl A *	1,274	19
Ross Stores Inc	857	131
Royal Caribbean Cruises Ltd	2,969	961
Sabre Corp *	506	1
Sally Beauty Holdings Inc *	2,794	45
Service Corp International/US	250	21
Shake Shack Inc, Cl A *	157	15
Signet Jewelers Ltd	2,402	230
Six Flags Entertainment Corp *	144	3
Sleep Number Corp *	1,033	7
Sonos Inc *	7,451	118
Standard Motor Products Inc	943	38
Starbucks Corp	15,798	1,337

2	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Steven Madden Ltd	1,178	$39
Stitch Fix Inc, Cl A *	1,021	4
Strategic Education Inc	331	28
Stride Inc *	348	52
Tapestry Inc	2,803	317
Taylor Morrison Home Corp, Cl A *	1,595	105
Tempur Sealy International Inc	2,272	192
Tesla Inc *	24,339	10,824
Texas Roadhouse Inc, Cl A	561	93
Thor Industries Inc	106	11
TJX Cos Inc/The	6,893	996
Toll Brothers Inc	269	37
TopBuild Corp *	315	123
Topgolf Callaway Brands Corp *	2,383	23
Tractor Supply Co	11,885	676
Travel + Leisure Co	307	18
Tri Pointe Homes Inc *	3,236	110
Udemy Inc *	3,378	24
Ulta Beauty Inc *	279	153
Under Armour Inc, Cl C *	556	3
United Parks & Resorts Inc *	251	13
Upbound Group Inc, Cl A	1,764	42
Urban Outfitters Inc *	417	30
Vail Resorts Inc	46	7
Valvoline Inc *	11,437	411
VF Corp	4,023	58
Viad Corp *	2,883	104
Victoria's Secret & Co *	212	6
Visteon Corp	85	10
Wayfair Inc, Cl A *	320	29
Wendy's Co/The	11,419	105
Whirlpool Corp	638	50
Williams-Sonoma Inc	320	63
Wingstop Inc	363	91
Winnebago Industries Inc	191	6
Wolverine World Wide Inc	1,511	41
Wyndham Hotels & Resorts Inc	189	15
YETI Holdings Inc *	2,684	89
Yum! Brands Inc	8,356	1,270
		62,113
Consumer Staples — 4.1%
Andersons Inc/The	338	13
Archer-Daniels-Midland Co	5,103	305
B&G Foods Inc	862	4
BellRing Brands Inc *	136	5
Beyond Meat Inc *	166	—
Bunge Global SA	929	75
Calavo Growers Inc	571	15
Campbell Soup Co	10,354	327
Casey's General Stores Inc	65	37
Chefs' Warehouse Inc/The *	1,366	80
Church & Dwight Co Inc	1,025	90
Clorox Co/The	2,716	335
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Coca-Cola Co/The	36,380	$2,413
Colgate-Palmolive Co	3,661	293
Conagra Brands Inc	3,435	63
Costco Wholesale Corp	3,317	3,070
Coty Inc, Cl A *	1,026	4
Darling Ingredients Inc *	716	22
Dollar General Corp	752	78
Dollar Tree Inc *	1,320	125
Edgewell Personal Care Co	310	6
elf Beauty Inc *	1,327	176
Energizer Holdings Inc	231	6
Estee Lauder Cos Inc/The, Cl A	2,390	211
Flowers Foods Inc	555	7
Fresh Del Monte Produce Inc	1,442	50
General Mills Inc	13,887	700
Herbalife Ltd *	1,088	9
Hershey Co/The	2,295	429
HF Foods Group Inc *	2,213	6
Hormel Foods Corp	4,797	119
Ingredion Inc	1,110	135
J M Smucker Co/The	4,144	450
Kellanova	1,258	103
Kenvue Inc	4,950	80
Keurig Dr Pepper Inc	25,092	640
Kimberly-Clark Corp	6,484	806
Kraft Heinz Co/The	3,923	102
Kroger Co/The	1,941	131
Lamb Weston Holdings Inc	594	34
McCormick & Co Inc/MD	5,832	390
Medifast Inc *	71	1
Mondelez International Inc, Cl A	17,402	1,087
Monster Beverage Corp *	889	60
National Beverage Corp *	344	13
PepsiCo Inc	19,139	2,688
PriceSmart Inc	179	22
Procter & Gamble Co/The	18,385	2,825
Simply Good Foods Co/The *	2,805	70
Sprouts Farmers Market Inc *	623	68
Sysco Corp	1,432	118
Target Corp	6,577	590
TreeHouse Foods Inc *	237	5
Tyson Foods Inc, Cl A	1,410	77
US Foods Holding Corp *	2,211	169
Vita Coco Co Inc/The *	1,354	57
Vital Farms Inc *	3,246	134
Walmart Inc	33,703	3,473
		23,401
Energy — 2.8%
Antero Midstream Corp	26,635	518
Antero Resources Corp *	6,426	216
APA Corp	2,988	73
Ardmore Shipping Corp	5,335	63
Baker Hughes Co, Cl A	9,516	464

New Covenant Funds	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Borr Drilling Ltd	11,900	$32
Cactus Inc, Cl A	298	12
Cheniere Energy Inc	6,249	1,468
Chesapeake Energy Corp	1,168	124
Chord Energy Corp	983	98
Civitas Resources Inc	179	6
CNX Resources Corp *	1,745	56
ConocoPhillips	22,465	2,125
CONSOL Energy Inc	338	28
Coterra Energy Inc	19,841	469
Delek US Holdings Inc	2,494	80
Devon Energy Corp	10,747	377
DHT Holdings Inc	1,338	16
Diamondback Energy Inc	587	84
Dorian LPG Ltd	2,360	70
DT Midstream Inc	405	46
Energy Fuels Inc/Canada *	8,048	124
EOG Resources Inc	6,913	775
EQT Corp	8,048	438
Expro Group Holdings NV *	1,529	18
FLEX LNG Ltd	2,301	58
Golar LNG Ltd	2,645	107
Green Plains Inc *	2,069	18
Halliburton Co	5,199	128
Helix Energy Solutions Group Inc *	10,917	72
Helmerich & Payne Inc	4,134	91
HF Sinclair Corp	1,944	102
Innovex International Inc *	1,072	20
International Seaways Inc	329	15
Kinder Morgan Inc	50,177	1,420
Kinetik Holdings Inc, Cl A	2,668	114
Kosmos Energy Ltd *	27,771	46
Magnolia Oil & Gas Corp, Cl A	1,806	43
Murphy Oil Corp	449	13
Nabors Industries Ltd *	367	15
NextDecade Corp *	10,122	69
Noble Corp PLC	1,325	37
Nordic American Tankers Ltd	3,610	11
NOV Inc	482	6
Occidental Petroleum Corp	1,677	79
ONEOK Inc	10,887	794
Ovintiv Inc	2,011	81
Patterson-UTI Energy Inc	4,952	26
PBF Energy Inc, Cl A	316	10
Peabody Energy Corp	612	16
Range Resources Corp	2,839	107
RPC Inc	1,226	6
Sable Offshore Corp *	4,472	78
Schlumberger NV	28,794	990
Scorpio Tankers Inc	270	15
SM Energy Co	840	21
Talos Energy Inc *	10,408	100
Targa Resources Corp	667	112
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Teekay Corp	15,129	$124
Teekay Tankers Ltd, Cl A	1,755	89
Texas Pacific Land Corp	531	496
Transocean Ltd *	20,466	64
Uranium Energy Corp *	28,660	382
Valaris Ltd *	739	36
VIPER ENERGY INC	2,065	79
Vital Energy Inc *	2,462	42
Vitesse Energy Inc	272	6
Weatherford International PLC	1,190	81
Williams Cos Inc/The	29,747	1,884
World Kinect Corp	4,395	114
		15,997
Financials — 13.8%
Affiliated Managers Group Inc	910	217
Affirm Holdings Inc, Cl A *	2,309	169
Aflac Inc	1,015	113
AGNC Investment Corp ‡	2,838	28
Allstate Corp/The	787	169
Ally Financial Inc	1,575	62
Amalgamated Financial Corp	2,110	57
American Express Co	7,744	2,572
American Financial Group Inc/OH	89	13
American International Group Inc	1,586	125
Ameriprise Financial Inc	1,250	614
AMERISAFE Inc	743	33
Annaly Capital Management Inc ‡	655	13
Aon PLC, Cl A	3,474	1,239
Apollo Commercial Real Estate Finance Inc ‡	2,686	27
Apollo Global Management Inc	1,936	258
Arch Capital Group Ltd	1,254	114
Ares Management Corp, Cl A	632	101
Arthur J Gallagher & Co	839	260
Artisan Partners Asset Management Inc, Cl A	1,589	69
Associated Banc-Corp	4,274	110
Assurant Inc	87	19
Assured Guaranty Ltd	994	84
Atlantic Union Bankshares Corp	2,517	89
Axis Capital Holdings Ltd	825	79
Axos Financial Inc *	310	26
Banc of California Inc	843	14
Bank of America Corp	49,763	2,567
Bank of Hawaii Corp	1,051	69
Bank of Marin Bancorp	1,079	26
Bank of New York Mellon Corp/The	12,656	1,379
Bank of NT Butterfield & Son Ltd/The	1,324	57
Bank OZK	366	19
BankUnited Inc	346	13
Banner Corp	851	56
Berkshire Hathaway Inc, Cl B *	15,045	7,564
Berkshire Hills Bancorp Inc	1,501	36

4	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
BlackRock Funding Inc/DE	926	$1,080
Blackstone Inc	6,935	1,185
Block Inc, Cl A *	1,553	112
BOK Financial Corp	568	63
Bread Financial Holdings Inc	1,335	74
Brighthouse Financial Inc *	268	14
Brookfield Asset Management Ltd, Cl A	1,713	98
Brown & Brown Inc	290	27
Cadence Bank	1,525	57
Capital One Financial Corp	3,393	721
Capitol Federal Financial Inc	3,529	22
Carlyle Group Inc/The	923	58
Cass Information Systems Inc	865	34
Cathay General Bancorp	1,291	62
Cboe Global Markets Inc	99	24
Central Pacific Financial Corp	1,651	50
Charles Schwab Corp/The	16,432	1,569
Chimera Investment Corp ‡	800	11
Chubb Ltd	2,108	595
Cincinnati Financial Corp	891	141
Citigroup Inc	11,307	1,148
Citizens Financial Group Inc	2,230	119
City Holding Co	607	75
CME Group Inc, Cl A	3,763	1,017
CNA Financial Corp	253	12
CNO Financial Group Inc	2,346	93
Cohen & Steers Inc	764	50
Coinbase Global Inc, Cl A *	362	122
Columbia Banking System Inc	4,557	117
Comerica Inc	1,232	84
Commerce Bancshares Inc/MO	1,898	113
Community Financial System Inc	710	42
ConnectOne Bancorp Inc	1,891	47
Corpay Inc *	277	80
Credit Acceptance Corp *	177	83
Cullen/Frost Bankers Inc	121	15
Dime Community Bancshares Inc	1,467	44
Eagle Bancorp Inc	1,035	21
East West Bancorp Inc	1,036	110
Ellington Financial Inc ‡	2,748	36
Enterprise Financial Services Corp	1,063	62
Equitable Holdings Inc	432	22
Essent Group Ltd	970	62
Euronet Worldwide Inc *	74	6
Evercore Inc, Cl A	352	119
Everest Group Ltd	179	63
EVERTEC Inc	1,569	53
F&G Annuities & Life Inc	2,571	80
FactSet Research Systems Inc	306	88
FB Financial Corp	1,250	70
Federal Agricultural Mortgage Corp, Cl C	119	20
Fidelity National Financial Inc	1,063	64
Fidelity National Information Services Inc	1,329	88
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Fifth Third Bancorp	4,599	$205
First American Financial Corp	814	52
First BanCorp/Puerto Rico	821	18
First Busey Corp	1,790	41
First Commonwealth Financial Corp	3,365	57
First Financial Bancorp	1,921	48
First Financial Bankshares Inc	1,378	46
First Hawaiian Inc	3,126	78
First Horizon Corp	5,109	115
First Interstate BancSystem Inc, Cl A	1,171	37
First Merchants Corp	1,182	45
FirstCash Holdings Inc	612	97
Fiserv Inc *	838	108
Flywire Corp *	9,159	124
FNB Corp/PA	3,907	63
Franklin Resources Inc	6,856	159
Genworth Financial Inc, Cl A *	10,439	93
German American Bancorp Inc	1,414	56
Global Payments Inc	842	70
Globe Life Inc	108	15
Goldman Sachs Group Inc/The	3,800	3,026
Goosehead Insurance Inc, Cl A	215	16
HA Sustainable Infrastructure Capital Inc	3,153	97
Hancock Whitney Corp	1,142	71
Hanover Insurance Group Inc/The	124	23
HarborOne Bancorp Inc	861	12
Hartford Financial Services Group Inc/The	1,006	134
Heritage Financial Corp/WA	1,744	42
Home BancShares Inc/AR	2,523	71
HomeStreet Inc *	309	4
Hope Bancorp Inc	3,233	35
Horace Mann Educators Corp	1,125	51
Houlihan Lokey Inc, Cl A	192	39
Huntington Bancshares Inc/OH	9,540	165
Independent Bank Corp	580	40
Interactive Brokers Group Inc, Cl A	1,968	135
Intercontinental Exchange Inc	2,416	407
Invesco Ltd	18,276	419
Invesco Mortgage Capital Inc ‡	323	2
Jack Henry & Associates Inc	636	95
Jackson Financial Inc, Cl A	1,486	150
Janus Henderson Group PLC	1,207	54
Jefferies Financial Group Inc	1,433	94
JPMorgan Chase & Co	23,144	7,300
KeyCorp	6,129	115
Kinsale Capital Group Inc	73	31
KKR & Co Inc	3,222	419
Lazard Inc, Cl A	2,316	122
Lemonade Inc *	1,665	89
LendingTree Inc *	175	11
Lincoln National Corp	3,621	146
Loews Corp	222	22
LPL Financial Holdings Inc	1,036	345

New Covenant Funds	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
M&T Bank Corp	512	$101
MarketAxess Holdings Inc	144	25
Marsh & McLennan Cos Inc	2,808	566
Mastercard Inc, Cl A	9,119	5,187
Mercury General Corp	233	20
MetLife Inc	6,576	542
MFA Financial Inc ‡	1,584	15
MGIC Investment Corp	3,455	98
Moelis & Co, Cl A	461	33
Moody's Corp	3,008	1,433
Morgan Stanley	10,383	1,650
Morningstar Inc	67	16
Mr Cooper Group Inc	335	71
MSCI Inc, Cl A	635	360
Nasdaq Inc	7,134	631
NBT Bancorp Inc	1,213	51
NCR Atleos Corp *	167	7
Nelnet Inc, Cl A	145	18
New York Community Bancorp Inc	317	4
New York Mortgage Trust Inc ‡	1,944	14
NMI Holdings Inc, Cl A *	1,470	56
Northern Trust Corp	3,231	435
Northfield Bancorp Inc	2,868	34
NU Holdings Ltd/Cayman Islands, Cl A *	6,991	112
OFG Bancorp	2,119	92
Old National Bancorp/IN	5,093	112
OneMain Holdings Inc, Cl A	258	15
Orchid Island Capital Inc, Cl A ‡	3,472	24
Palomar Holdings Inc, Cl A *	145	17
Pathward Financial Inc	266	20
PayPal Holdings Inc *	4,325	290
PennyMac Financial Services Inc	833	103
PennyMac Mortgage Investment Trust ‡	8,462	104
Pinnacle Financial Partners Inc	906	85
PNC Financial Services Group Inc/The	1,163	234
Popular Inc	1,004	127
PRA Group Inc *	1,320	20
Primerica Inc	323	90
Principal Financial Group Inc	662	55
ProAssurance Corp *	1,351	32
PROG Holdings Inc	832	27
Progressive Corp/The	7,459	1,842
Prosperity Bancshares Inc	1,192	79
Provident Financial Services Inc	4,392	85
Prudential Financial Inc	974	101
Radian Group Inc	1,924	70
Raymond James Financial Inc	615	106
Redwood Trust Inc ‡	2,992	17
Regional Management Corp	3,090	120
Regions Financial Corp	49,142	1,296
Reinsurance Group of America Inc, Cl A	578	111
RenaissanceRe Holdings Ltd	69	17
Renasant Corp	1,366	50
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Repay Holdings Corp, Cl A *	7,436	$39
Rithm Capital Corp ‡	1,403	16
RLI Corp	1,090	71
Robinhood Markets Inc, Cl A *	4,901	702
Rocket Cos Inc, Cl A	363	7
Root Inc/OH, Cl A *	806	72
S&P Global Inc	4,831	2,351
Seacoast Banking Corp of Florida	1,616	49
ServisFirst Bancshares Inc	187	15
SLM Corp	3,705	103
SoFi Technologies Inc *	4,801	127
SouthState Corp	724	72
Starwood Property Trust Inc ‡	2,000	39
State Street Corp	9,337	1,083
StepStone Group Inc, Cl A	1,643	107
Stifel Financial Corp	245	28
Synchrony Financial	4,720	335
Synovus Financial Corp	1,267	62
T Rowe Price Group Inc	2,711	278
Texas Capital Bancshares Inc *	822	69
TFS Financial Corp	573	8
Toast Inc, Cl A *	2,222	81
TPG Inc, Cl A	1,811	104
TPG RE Finance Trust Inc ‡	2,439	21
Tradeweb Markets Inc, Cl A	805	89
Travelers Cos Inc/The	4,033	1,126
TriCo Bancshares	1,219	54
Triumph Financial Inc *	822	41
Truist Financial Corp	2,395	109
Trustmark Corp	1,410	56
Two Harbors Investment Corp ‡	1,597	16
UMB Financial Corp	1,267	150
Univest Financial Corp	1,820	55
Unum Group	1,638	127
Upstart Holdings Inc *	1,290	66
US Bancorp	3,576	173
Valley National Bancorp	4,269	45
Veritex Holdings Inc	348	12
Victory Capital Holdings Inc, Cl A	1,631	106
Virtu Financial Inc, Cl A	3,026	107
Visa Inc, Cl A	17,359	5,926
Voya Financial Inc	1,543	115
W R Berkley Corp	370	28
Walker & Dunlop Inc	749	63
Washington Trust Bancorp Inc	924	27
Webster Financial Corp	2,008	119
Wells Fargo & Co	22,232	1,863
Westamerica BanCorp	731	37
Western Alliance Bancorp	1,154	100
Western Union Co/The	425	3
WEX Inc *	55	9
Willis Towers Watson PLC	907	313
Wintrust Financial Corp	708	94

6	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
XP Inc, Cl A	3,989	$75
Zions Bancorp NA	1,771	100
		77,854
Health Care — 9.8%
Abbott Laboratories	11,993	1,606
AbbVie Inc	19,289	4,466
Acadia Healthcare Co Inc *	220	5
AdaptHealth Corp, Cl A *	2,632	24
Adaptive Biotechnologies Corp *	1,704	26
Addus HomeCare Corp *	495	58
Agilent Technologies Inc	765	98
Agios Pharmaceuticals Inc *	1,062	43
Akero Therapeutics Inc *	913	43
Align Technology Inc *	311	39
Alkermes PLC *	2,433	73
Alnylam Pharmaceuticals Inc *	562	256
Amgen Inc	5,307	1,498
Amicus Therapeutics Inc *	5,193	41
AMN Healthcare Services Inc *	832	16
AnaptysBio Inc *	1,908	58
Anika Therapeutics Inc *	920	9
Apellis Pharmaceuticals Inc *	1,789	40
Arcturus Therapeutics Holdings Inc *	483	9
Arrowhead Pharmaceuticals Inc *	251	9
Arvinas Inc *	1,298	11
Astrana Health Inc *	344	10
AtriCure Inc *	1,029	36
Avanos Medical Inc *	301	3
Avantor Inc *	1,656	21
Avidity Biosciences Inc *	2,388	104
Azenta Inc *	207	6
Baxter International Inc	9,169	209
Becton Dickinson & Co	542	101
BioCryst Pharmaceuticals Inc *	1,030	8
Biogen Inc *	681	95
Biohaven Ltd *	45	1
BioLife Solutions Inc *	2,163	55
BioMarin Pharmaceutical Inc *	1,042	56
Bio-Rad Laboratories Inc, Cl A *	32	9
Bio-Techne Corp	212	12
Boston Scientific Corp *	16,399	1,601
Bridgebio Pharma Inc *	241	13
Bristol-Myers Squibb Co	12,713	573
Brookdale Senior Living Inc *	7,397	63
Cardinal Health Inc	998	157
CareDx Inc *	4,535	66
Castle Biosciences Inc *	730	17
Catalyst Pharmaceuticals Inc *	4,583	90
Cencora Inc, Cl A	589	184
Centene Corp *	4,805	171
Charles River Laboratories International Inc *	77	12
Cigna Group/The	4,207	1,213
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Collegium Pharmaceutical Inc *	2,915	$102
Cooper Cos Inc/The *	944	65
Corcept Therapeutics Inc *	1,695	141
CorVel Corp *	375	29
CryoPort Inc *	871	8
CVS Health Corp	5,389	406
Cytokinetics Inc *	1,159	64
Danaher Corp	9,805	1,944
DaVita Inc *	160	21
Denali Therapeutics Inc *	2,631	38
DENTSPLY SIRONA Inc	3,113	40
Dexcom Inc *	3,388	228
Doximity Inc, Cl A *	1,684	123
Edwards Lifesciences Corp *	8,484	660
Elanco Animal Health Inc *	398	8
Elevance Health Inc	4,437	1,434
Eli Lilly & Co	8,396	6,406
Embecta Corp	887	13
Enanta Pharmaceuticals Inc *	785	9
Encompass Health Corp	164	21
Enhabit Inc *	82	1
Enovis Corp *	485	15
Envista Holdings Corp *	317	6
Exact Sciences Corp *	930	51
Exelixis Inc *	2,898	120
Fortrea Holdings Inc *	515	4
Fulgent Genetics Inc *	853	19
GE HealthCare Technologies Inc	153	11
Gilead Sciences Inc	14,228	1,579
Glaukos Corp *	167	14
Globus Medical Inc, Cl A *	179	10
GRAIL Inc *	352	21
Haemonetics Corp *	195	10
Halozyme Therapeutics Inc *	2,641	194
HCA Healthcare Inc	566	241
Health Catalyst Inc *	1,594	5
HealthEquity Inc *	673	64
Henry Schein Inc *	1,546	103
Hologic Inc *	927	63
Humana Inc	242	63
Ideaya Biosciences Inc *	4,068	111
IDEXX Laboratories Inc *	707	452
Illumina Inc *	2,114	201
Incyte Corp *	1,063	90
Innoviva Inc *	3,557	65
Inogen Inc *	706	6
Insmed Inc *	1,356	195
Insulet Corp *	65	20
Integer Holdings Corp *	625	65
Integra LifeSciences Holdings Corp *	188	3
Intellia Therapeutics Inc *	1,231	21
Intuitive Surgical Inc *	4,209	1,882
Ionis Pharmaceuticals Inc *	782	51

New Covenant Funds	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Iovance Biotherapeutics Inc *	1,433	$3
IQVIA Holdings Inc *	491	93
iRhythm Technologies Inc *	210	36
Jazz Pharmaceuticals PLC *	616	81
Johnson & Johnson	27,875	5,169
Kodiak Sciences Inc *	1,218	20
Krystal Biotech Inc *	529	93
Kura Oncology Inc *	3,438	30
Labcorp Holdings Inc	515	148
Lantheus Holdings Inc *	997	51
Ligand Pharmaceuticals Inc *	462	82
LivaNova PLC *	657	34
McKesson Corp	576	445
Medtronic PLC	15,259	1,453
MeiraGTx Holdings plc *	4,240	35
Merck & Co Inc	31,776	2,667
Mettler-Toledo International Inc *	404	496
Moderna Inc *	3,544	92
Myriad Genetics Inc *	1,860	13
National Research Corp	779	10
Neogen Corp *	300	2
Neurocrine Biosciences Inc *	717	101
Novavax Inc *	816	7
Novocure Ltd *	905	12
OmniAb Inc, Cl W *	2,263	4
Omnicell Inc *	466	14
OptimizeRx Corp *	8,262	169
Option Care Health Inc *	648	18
OraSure Technologies Inc *	6,042	19
Organon & Co	649	7
Pediatrix Medical Group Inc *	417	7
Pennant Group Inc/The *	1,609	41
Penumbra Inc *	72	18
Perrigo Co PLC	211	5
Pfizer Inc	67,874	1,729
Phreesia Inc *	361	9
Premier Inc, Cl A	2,266	63
Protagonist Therapeutics Inc *	1,083	72
Prothena Corp PLC *	5,314	52
PTC Therapeutics Inc *	1,021	63
QIAGEN NV	2,204	98
Quest Diagnostics Inc	556	106
Recursion Pharmaceuticals Inc, Cl A *	19,169	94
Regeneron Pharmaceuticals Inc	1,105	621
REGENXBIO Inc *	456	4
Relay Therapeutics Inc *	11,508	60
Repligen Corp *	553	74
ResMed Inc	459	126
Revvity Inc	120	11
Rhythm Pharmaceuticals Inc *	1,158	117
Rocket Pharmaceuticals Inc *	932	3
Sarepta Therapeutics Inc *	87	2
Simulations Plus Inc *	1,477	22
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Solventum Corp *	1,703	$124
STAAR Surgical Co *	2,233	60
STERIS PLC	501	124
Stryker Corp	2,003	740
Summit Therapeutics Inc *	4,901	101
Supernus Pharmaceuticals Inc *	2,174	104
Surmodics Inc *	1,169	35
Tactile Systems Technology Inc *	728	10
Tandem Diabetes Care Inc *	144	2
Teleflex Inc	486	59
Theravance Biopharma Inc *	2,200	32
Thermo Fisher Scientific Inc	4,147	2,011
Tourmaline Bio Inc *	2,334	112
TransMedics Group Inc *	804	90
Travere Therapeutics Inc *	3,434	82
Trevi Therapeutics Inc *	18,463	169
Twist Bioscience Corp *	606	17
Ultragenyx Pharmaceutical Inc *	1,143	34
United Therapeutics Corp *	559	234
UnitedHealth Group Inc	7,472	2,580
Universal Health Services Inc, Cl B	80	16
US Physical Therapy Inc	428	36
Utah Medical Products Inc	515	32
Varex Imaging Corp *	1,631	20
Vaxcyte Inc *	1,042	38
Veeva Systems Inc, Cl A *	1,157	345
Vericel Corp *	1,218	38
Vertex Pharmaceuticals Inc *	3,305	1,294
Viatris Inc, Cl W	1,277	13
Viking Therapeutics Inc *	1,343	35
Waters Corp *	257	77
West Pharmaceutical Services Inc	250	66
Xencor Inc *	1,686	20
Zimmer Biomet Holdings Inc	1,054	104
Zimvie Inc *	350	7
Zoetis Inc, Cl A	6,022	881
		55,373
Industrials — 9.2%
3M Co	1,182	183
A O Smith Corp	1,708	125
AAON Inc	288	27
ABM Industries Inc	3,427	158
ACCO Brands Corp	5,214	21
Acuity Brands Inc	84	29
Acuren Corporation *	931	12
AEBI SCHMIDT HOLDING AG	446	6
AerSale Corp *	15,680	128
AGCO Corp	149	16
Air Lease Corp, Cl A	1,053	67
Alamo Group Inc	86	16
Alaska Air Group Inc *	4,763	237
Albany International Corp, Cl A	1,310	70
Allegion plc	855	152

8	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Allison Transmission Holdings Inc	1,098	$93
American Airlines Group Inc *	405	5
American Woodmark Corp *	461	31
AMETEK Inc	794	149
Apogee Enterprises Inc	1,229	54
Applied Industrial Technologies Inc	492	128
ArcBest Corp	336	23
Archer Aviation Inc, Cl A *	12,727	122
Arcosa Inc	1,128	106
Argan Inc	466	126
Armstrong World Industries Inc	161	32
Array Technologies Inc *	7,510	61
Astec Industries Inc	204	10
Astronics Corp *	3,388	155
ATI Inc *	1,143	93
Atkore Inc	453	28
Automatic Data Processing Inc	6,965	2,044
Avis Budget Group Inc *	445	71
Axon Enterprise Inc *	1,902	1,365
AZZ Inc	1,071	117
Bloom Energy Corp, Cl A *	1,660	140
Brink's Co/The	540	63
Broadridge Financial Solutions Inc	720	171
Byrna Technologies Inc *	4,312	96
Cadre Holdings Inc	2,729	100
Carlisle Cos Inc	311	102
Carpenter Technology Corp	497	122
Carrier Global Corp	6,184	369
Casella Waste Systems Inc, Cl A *	794	75
CBIZ Inc *	1,206	64
CECO Environmental Corp *	3,469	178
CH Robinson Worldwide Inc	148	20
Chart Industries Inc *	576	115
Cimpress PLC *	398	25
Cintas Corp	6,809	1,398
Clarivate PLC *	11,944	46
Clean Harbors Inc *	137	32
CNH Industrial NV	7,547	82
Comfort Systems USA Inc	255	210
Concentrix Corp	387	18
Construction Partners Inc, Cl A *	391	50
Copart Inc *	5,136	231
Core & Main Inc, Cl A *	1,715	92
Crane Co	135	25
CSG Systems International Inc	965	62
CSW Industrials Inc	116	28
CSX Corp	29,082	1,033
Cummins Inc	3,179	1,343
Custom Truck One Source Inc *	15,463	99
Dayforce Inc *	792	55
Deere & Co	4,311	1,971
Delta Air Lines Inc	2,139	121
Deluxe Corp	981	19
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Distribution Solutions Group Inc *	3,044	$92
DNOW Inc *	4,359	66
Donaldson Co Inc	202	17
Dover Corp	383	64
Dycom Industries Inc *	401	117
Eaton Corp PLC	6,490	2,429
EMCOR Group Inc	565	367
Emerson Electric Co	1,464	192
Energy Recovery Inc *	5,869	91
Enerpac Tool Group Corp, Cl A	2,369	97
EnerSys	664	75
Enovix Corp *	4,020	40
Enpro Inc	501	113
Enviri Corp *	7,225	92
Eos Energy Enterprises Inc *	13,434	153
Equifax Inc	64	16
Esab Corp	485	54
ESCO Technologies Inc	568	120
Eve Holding Inc *	20,585	78
EVERUS CONSTRUCTION GROUP *	97	8
ExlService Holdings Inc *	680	30
Expeditors International of Washington Inc	1,163	143
Exponent Inc	135	9
Fastenal Co	484	24
Federal Signal Corp	1,042	124
FedEx Corp	391	92
Ferguson Enterprises Inc	582	131
Flowserve Corp	239	13
Forrester Research Inc *	1,169	12
Fortune Brands Innovations Inc	174	9
Forward Air Corp *	144	4
Franklin Electric Co Inc	180	17
FTI Consulting Inc *	443	72
Gates Industrial Corp PLC *	886	22
GE Vernova Inc	2,114	1,300
Generac Holdings Inc *	203	34
General Electric Co	8,110	2,440
Genpact Ltd	5,562	233
Gibraltar Industries Inc *	164	10
Graco Inc	223	19
Granite Construction Inc	1,175	129
Great Lakes Dredge & Dock Corp *	4,289	51
Greenbrier Cos Inc/The	1,583	73
GXO Logistics Inc *	1,041	55
Healthcare Services Group Inc *	422	7
Heidrick & Struggles International Inc	2,205	110
Helios Technologies Inc	1,091	57
Herc Holdings Inc	1,012	118
Hertz Global Holdings Inc *	15,111	103
Hexcel Corp	15,837	993
Hillenbrand Inc	300	8
HNI Corp	1,910	89
Howmet Aerospace Inc	9,789	1,921

New Covenant Funds	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hubbell Inc, Cl B	78	$34
Huron Consulting Group Inc *	801	118
ICF International Inc	545	51
IDEX Corp	68	11
Illinois Tool Works Inc	773	202
Ingersoll Rand Inc	11,165	922
Insperity Inc	592	29
Interface Inc, Cl A	12,208	353
Intuitive Machines Inc *	4,761	50
ITT Inc	918	164
JB Hunt Transport Services Inc	437	59
JetBlue Airways Corp *	837	4
Joby Aviation Inc *	9,830	159
John Bean Technologies Corp	439	62
Johnson Controls International plc	8,308	913
Kadant Inc	65	19
Kelly Services Inc, Cl A	2,214	29
Kennametal Inc	1,343	28
Kforce Inc	444	13
Kirby Corp *	1,032	86
Knight-Swift Transportation Holdings Inc, Cl A	1,357	54
Korn Ferry	1,193	83
Landstar System Inc	83	10
Lennox International Inc	44	23
Lincoln Electric Holdings Inc	1,027	242
Lindsay Corp	91	13
Liquidity Services Inc *	2,249	62
Loar Holdings Inc *	1,413	113
Luxfer Holdings PLC	3,194	44
Lyft Inc, Cl A *	7,511	165
ManpowerGroup Inc	3,586	136
Marten Transport Ltd	592	6
Masco Corp	245	17
Masterbrand Inc *	174	2
Matson Inc	1,273	126
Maximus Inc	682	62
McGrath RentCorp	666	78
Middleby Corp/The *	103	14
MillerKnoll Inc	2,900	51
Montrose Environmental Group Inc *	4,353	120
MRC Global Inc *	3,597	52
MSC Industrial Direct Co Inc, Cl A	1,115	103
Mueller Industries Inc	1,799	182
NEXTracker Inc, Cl A *	1,774	131
Nordson Corp	600	136
Norfolk Southern Corp	2,628	789
NuScale Power Corp *	3,629	131
nVent Electric PLC	457	45
Old Dominion Freight Line Inc	84	12
Omega Flex Inc	70	2
OPENLANE Inc *	2,303	66
Oshkosh Corp	2,762	358
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Otis Worldwide Corp	2,457	$225
Owens Corning	4,500	637
PACCAR Inc	1,004	99
Parker-Hannifin Corp	460	349
Paychex Inc	2,612	331
Paycom Software Inc	194	40
Paylocity Holding Corp *	417	66
Pentair PLC	245	27
Pitney Bowes Inc	11,792	135
Planet Labs PBC *	11,494	149
Powell Industries Inc	368	112
Primoris Services Corp	1,201	165
Proto Labs Inc *	91	5
Quanta Services Inc	354	147
RB Global Inc	132	14
RBC Bearings Inc *	64	25
Redwire Corp *	4,787	43
Regal Rexnord Corp	1,068	153
Republic Services Inc, Cl A	969	222
Resideo Technologies Inc *	8,426	364
Resources Connection Inc	7,466	38
Robert Half Inc	806	27
ROCKET LAB CORP *	4,358	209
Rockwell Automation Inc	1,620	566
Rollins Inc	2,503	147
RXO Inc *	1,041	16
Ryder System Inc	637	120
Saia Inc *	96	29
Schneider National Inc, Cl B	521	11
Sensata Technologies Holding PLC	4,273	131
Simpson Manufacturing Co Inc	643	108
SiteOne Landscape Supply Inc *	361	46
Snap-on Inc	318	110
Southwest Airlines Co	322	10
Spire Global Inc *	8,837	97
Spirit AeroSystems Holdings Inc, Cl A *	22,635	874
SPX Technologies Inc *	999	187
Standex International Corp	622	132
Stanley Black & Decker Inc	1,349	100
Steelcase Inc, Cl A	2,620	45
Sterling Infrastructure Inc *	626	213
Sunrun Inc *	1,979	34
Tennant Co	639	52
Terex Corp	341	17
Tetra Tech Inc	2,820	94
Timken Co/The	204	15
Toro Co/The	1,175	90
Trane Technologies PLC	1,779	751
TransUnion	135	11
Trex Co Inc *	1,134	59
TriNet Group Inc	877	59
Trinity Industries Inc	511	14
TrueBlue Inc *	6,393	39

10	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
TTEC Holdings Inc *	202	$1
Uber Technologies Inc *	12,670	1,241
UFP Industries Inc	196	18
U-Haul Holding Co *	28	2
U-Haul Holding Co, Cl B	252	13
UniFirst Corp/MA	235	39
Union Pacific Corp	7,120	1,683
United Airlines Holdings Inc *	289	28
United Parcel Service Inc, Cl B	1,183	99
United Rentals Inc	1,306	1,247
Upwork Inc *	3,753	70
Valmont Industries Inc	76	29
Veralto Corp	1,397	149
Verisk Analytics Inc, Cl A	1,729	435
Vertiv Holdings Co, Cl A	1,255	189
Vestis Corp	130	1
Vicor Corp *	1,620	81
Wabash National Corp	3,217	32
Waste Management Inc	6,467	1,428
Watsco Inc	52	21
Watts Water Technologies Inc, Cl A	507	142
WESCO International Inc	2,518	533
Westinghouse Air Brake Technologies Corp	465	93
WillScot Holdings Corp, Cl A	590	12
WNS Holdings Ltd *	1,766	135
Worthington Enterprises Inc	223	12
WW Grainger Inc	1,310	1,248
Xylem Inc/NY	8,239	1,215
Zurn Elkay Water Solutions Corp	1,629	77
		52,114
Information Technology — 33.0%
8x8 Inc *	2,725	6
Accenture PLC, Cl A	8,189	2,019
ACI Worldwide Inc *	1,373	72
Adeia Inc	2,351	40
Adobe Inc *	4,882	1,722
ADTRAN Holdings Inc *	979	9
Advanced Energy Industries Inc	725	123
Advanced Micro Devices Inc *	17,571	2,843
Agilysys Inc *	323	34
Akamai Technologies Inc *	6,014	456
Alarm.com Holdings Inc *	1,192	63
Allegro MicroSystems Inc *	4,049	118
Ambarella Inc *	160	13
Amdocs Ltd	3,632	298
Amkor Technology Inc	3,864	110
Amphenol Corp, Cl A	6,124	758
Analog Devices Inc	2,426	596
Appian Corp, Cl A *	1,246	38
Apple Inc	127,157	32,378
Applied Materials Inc	10,943	2,240
AppLovin Corp, Cl A *	1,142	821
Arista Networks Inc *	5,405	788

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Arlo Technologies Inc *	7,542	$128
Arrow Electronics Inc *	1,149	139
Asana Inc, Cl A *	3,091	41
ASGN Inc *	146	7
Atlassian Corp, Cl A *	76	12
Autodesk Inc *	3,559	1,131
Avnet Inc	325	17
Axcelis Technologies Inc *	951	93
Badger Meter Inc	484	86
Belden Inc	155	19
Benchmark Electronics Inc	1,447	56
Bentley Systems Inc, Cl B	1,422	73
BigCommerce Holdings Inc *	3,803	19
BILL Holdings Inc *	185	10
Blackbaud Inc *	629	40
BlackLine Inc *	185	10
Box Inc, Cl A *	539	17
Broadcom Inc	42,924	14,161
Cadence Design Systems Inc *	3,902	1,371
Calix Inc *	1,804	111
CDW Corp/DE	806	128
Cerence Inc *	493	6
Ciena Corp *	1,223	178
Cirrus Logic Inc *	640	80
Cisco Systems Inc	52,054	3,562
Cloudflare Inc, Cl A *	493	106
Cognex Corp	203	9
Cognizant Technology Solutions Corp, Cl A	8,315	558
Coherent Corp *	265	29
Cohu Inc *	3,416	69
CommScope Holding Co Inc *	6,681	103
CommVault Systems Inc *	219	41
Confluent Inc, Cl A *	4,206	83
Consensus Cloud Solutions Inc *	180	5
Corning Inc	6,104	501
Crane NXT Co	135	9
Crowdstrike Holdings Inc, Cl A *	1,122	550
CTS Corp	301	12
Datadog Inc, Cl A *	1,589	226
Dell Technologies Inc, Cl C	968	137
DocuSign Inc, Cl A *	1,618	117
Dolby Laboratories Inc, Cl A	731	53
Domo Inc, Cl B *	297	5
Dropbox Inc, Cl A *	2,914	88
Dynatrace Inc *	465	23
Elastic NV *	183	15
Enphase Energy Inc *	60	2
Extreme Networks Inc *	4,187	86
F5 Inc *	578	187
Fabrinet *	448	163
Fair Isaac Corp *	16	24
Fastly Inc, Cl A *	905	8
First Solar Inc *	1,385	305

New Covenant Funds	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Five9 Inc *	93	$2
Flex Ltd *	2,086	121
FormFactor Inc *	353	13
Fortinet Inc *	5,251	442
Gartner Inc *	224	59
Gen Digital Inc	4,737	135
GLOBALFOUNDRIES Inc *	1,732	62
Globant SA *	271	16
GoDaddy Inc, Cl A *	1,102	151
Guidewire Software Inc *	894	206
Hackett Group Inc/The	3,129	60
HubSpot Inc *	322	151
Ichor Holdings Ltd *	2,906	51
Informatica Inc, Cl A *	5,178	129
Insight Enterprises Inc *	132	15
Intel Corp	43,413	1,457
InterDigital Inc	626	216
International Business Machines Corp	11,006	3,105
Intuit Inc	3,419	2,335
IonQ Inc *	2,889	178
IPG Photonics Corp *	558	44
Itron Inc *	588	73
Jabil Inc	665	144
Keysight Technologies Inc *	5,247	918
Kimball Electronics Inc *	2,142	64
KLA Corp	1,488	1,605
Knowles Corp *	2,314	54
Kulicke & Soffa Industries Inc	764	31
Kyndryl Holdings Inc *	2,624	79
Lam Research Corp	21,190	2,837
Lattice Semiconductor Corp *	369	27
Littelfuse Inc	60	16
Lumentum Holdings Inc *	660	107
Manhattan Associates Inc *	522	107
MARA Holdings Inc *	3,468	63
Marvell Technology Inc	7,143	601
Methode Electronics Inc	14,933	113
Microchip Technology Inc	1,268	81
Micron Technology Inc	9,194	1,538
Microsoft Corp	67,163	34,787
MicroStrategy Inc, Cl A *	481	155
MKS Instruments Inc	103	13
MongoDB Inc, Cl A *	574	178
Monolithic Power Systems Inc	64	59
N-able Inc/US *	317	2
nCino Inc *	3,450	94
NCR Voyix Corp *	334	4
NetApp Inc	1,006	119
NETGEAR Inc *	3,441	111
NetScout Systems Inc *	2,073	54
Novanta Inc *	98	10
Nutanix Inc, Cl A *	359	27
NVIDIA Corp	211,313	39,427

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Okta Inc, Cl A *	812	$74
ON Semiconductor Corp *	1,757	87
OneSpan Inc	6,246	99
Oracle Corp	17,480	4,916
OSI Systems Inc *	497	124
PagerDuty Inc *	1,821	30
Palantir Technologies Inc, Cl A *	16,148	2,946
Palo Alto Networks Inc *	7,672	1,562
Pegasystems Inc	300	17
Plexus Corp *	589	85
Power Integrations Inc	196	8
Procore Technologies Inc *	1,013	74
Progress Software Corp	1,206	53
PROS Holdings Inc *	818	19
PTC Inc *	677	137
Pure Storage Inc, Cl A *	685	57
Qorvo Inc *	100	9
QUALCOMM Inc	13,054	2,172
Qualys Inc *	591	78
Rambus Inc *	1,806	188
Rapid7 Inc *	393	7
RingCentral Inc, Cl A *	699	20
Riot Platforms Inc *	3,379	64
Rogers Corp *	392	32
Roper Technologies Inc	193	96
Salesforce Inc	10,663	2,527
SANDISK CORP *	808	91
Sanmina Corp *	189	22
ScanSource Inc *	1,292	57
Semtech Corp *	1,000	71
ServiceNow Inc *	2,243	2,064
Silicon Laboratories Inc *	437	57
Skyworks Solutions Inc	308	24
Snowflake Inc, Cl A *	3,330	751
SPS Commerce Inc *	152	16
Super Micro Computer Inc *	1,220	59
Synaptics Inc *	142	10
Synopsys Inc *	1,467	724
TD SYNNEX Corp	387	63
Teledyne Technologies Inc *	31	18
Teradata Corp *	2,108	45
Teradyne Inc	945	130
Texas Instruments Inc	5,875	1,079
Trimble Inc *	2,035	166
TTM Technologies Inc *	2,216	128
Tucows Inc, Cl A *	170	3
Turtle Beach Corp *	6,220	99
Twilio Inc, Cl A *	1,420	142
Tyler Technologies Inc *	177	93
Ubiquiti Inc	48	32
UiPath Inc, Cl A *	4,174	56
Unisys Corp *	689	3
Unity Software Inc *	2,638	106

12	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Universal Display Corp	1,235	$177
Varonis Systems Inc, Cl B *	327	19
Verint Systems Inc *	947	19
VeriSign Inc	494	138
ViaSat Inc *	693	20
Viavi Solutions Inc *	3,355	43
Western Digital Corp	2,423	291
Workday Inc, Cl A *	2,079	500
Workiva Inc, Cl A *	1,224	105
Xerox Holdings Corp	4,697	18
Xperi Inc *	940	6
Zebra Technologies Corp, Cl A *	438	130
Zoom Video Communications Inc, Cl A *	2,001	165
Zscaler Inc *	491	147
		186,368
Materials — 2.3%
AdvanSix Inc	1,143	22
Air Products and Chemicals Inc	505	138
Albemarle Corp	752	61
Alcoa Corp	4,188	138
Amcor PLC	16,928	139
AptarGroup Inc	1,944	260
Ardagh Metal Packaging SA	35,612	142
Ashland Inc	152	7
Avery Dennison Corp	88	14
Avient Corp	1,216	40
Axalta Coating Systems Ltd *	3,085	88
Balchem Corp	107	16
Ball Corp	13,648	688
Cabot Corp	238	18
Celanese Corp, Cl A	93	4
CF Industries Holdings Inc	1,865	167
Chemours Co/The	2,832	45
Cleveland-Cliffs Inc *	6,197	76
Coeur Mining Inc *	6,945	130
Commercial Metals Co	1,211	69
Compass Minerals International Inc *	851	16
Constellium SE, Cl A *	4,520	67
Corteva Inc	885	60
CRH PLC	1,464	176
Crown Holdings Inc	9,429	911
Dow Inc	6,392	147
DuPont de Nemours Inc	1,359	106
Eagle Materials Inc	126	29
Eastman Chemical Co	1,175	74
Ecolab Inc	1,333	365
Element Solutions Inc	3,720	94
FMC Corp	2,400	81
Freeport-McMoRan Inc	26,012	1,020
Graphic Packaging Holding Co	681	13
Greif Inc, Cl A	1,122	67
HB Fuller Co	158	9
Huntsman Corp	475	4

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ingevity Corp *	563	$31
Innospec Inc	499	39
International Flavors & Fragrances Inc	2,307	142
International Paper Co	360	17
James Hardie Industries PLC ADR *	2,137	41
Knife River Corp *	96	7
Linde PLC	6,564	3,118
Louisiana-Pacific Corp	1,155	103
LyondellBasell Industries NV, Cl A	2,182	107
Martin Marietta Materials Inc	397	250
Metallus Inc *	5,421	90
Minerals Technologies Inc	182	11
Mosaic Co/The	3,590	125
Newmont Corp	17,630	1,486
Novagold Resources Inc *	1,266	11
Nucor Corp	864	117
O-I Glass Inc, Cl I *	9,926	129
Packaging Corp of America	101	22
PPG Industries Inc	2,274	239
Quaker Chemical Corp	55	7
Reliance Inc	412	116
Royal Gold Inc	512	103
Scotts Miracle-Gro Co/The	163	9
Sealed Air Corp	293	10
Sensient Technologies Corp	161	15
Sherwin-Williams Co/The	659	228
Smurfit WestRock PLC	336	14
Sonoco Products Co	185	8
Southern Copper Corp	282	34
Steel Dynamics Inc	2,156	301
Stepan Co	138	7
Sylvamo Corp	32	1
TriMas Corp	1,583	61
Tronox Holdings PLC	4,385	18
United States Lime & Minerals Inc	490	64
Vulcan Materials Co	407	125
Warrior Met Coal Inc	969	62
Westlake Corp	137	11
Worthington Steel Inc	223	7
		12,787
Real Estate — 2.2%
Acadia Realty Trust ‡	1,946	39
Agree Realty Corp ‡	736	52
Alexander & Baldwin Inc ‡	2,342	43
Alexandria Real Estate Equities Inc ‡	846	70
American Homes 4 Rent, Cl A ‡	375	12
American Tower Corp, Cl A ‡	1,191	229
Anywhere Real Estate Inc *	4,621	49
Apartment Investment and Management Co, Cl A ‡	1,711	14
Apple Hospitality REIT Inc ‡	718	9
AvalonBay Communities Inc ‡	3,261	630
Brandywine Realty Trust ‡	14,492	60

New Covenant Funds	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Brixmor Property Group Inc ‡	4,703	$130
BXP Inc ‡	1,468	109
Camden Property Trust ‡	125	13
CareTrust REIT Inc ‡	2,438	85
CBRE Group Inc, Cl A *	10,131	1,596
Community Healthcare Trust Inc ‡	1,136	17
COPT Defense Properties ‡	3,986	116
CoStar Group Inc *	1,627	137
Cousins Properties Inc ‡	289	8
Crown Castle Inc ‡	4,174	403
CubeSmart ‡	377	15
Curbline Properties Corp ‡	1,866	42
Cushman & Wakefield PLC *	2,593	41
DiamondRock Hospitality Co ‡	4,575	36
Digital Realty Trust Inc ‡	640	111
Douglas Emmett Inc ‡	448	7
EastGroup Properties Inc ‡	306	52
Elme Communities ‡	1,705	29
Empire State Realty Trust Inc, Cl A ‡	5,592	43
EPR Properties ‡	735	43
Equinix Inc ‡	343	269
Equity LifeStyle Properties Inc ‡	167	10
Equity Residential ‡	3,485	226
Essential Properties Realty Trust Inc ‡	2,028	60
Essex Property Trust Inc ‡	454	122
Extra Space Storage Inc ‡	634	89
Federal Realty Investment Trust ‡	114	12
First Industrial Realty Trust Inc ‡	263	14
Four Corners Property Trust Inc ‡	1,848	45
Gaming and Leisure Properties Inc ‡	283	13
Healthcare Realty Trust Inc, Cl A ‡	392	7
Healthpeak Properties Inc ‡	5,007	96
Highwoods Properties Inc ‡	247	8
Host Hotels & Resorts Inc ‡	5,040	86
Howard Hughes Holdings Inc *	795	65
Hudson Pacific Properties Inc *‡	2,475	7
Innovative Industrial Properties Inc, Cl A ‡	59	3
Invitation Homes Inc ‡	1,509	44
Iron Mountain Inc ‡	1,014	103
JBG SMITH Properties ‡	2,065	46
Jones Lang LaSalle Inc *	1,270	379
Kilroy Realty Corp ‡	2,593	110
Kimco Realty Corp ‡	7,790	170
Kite Realty Group Trust ‡	3,286	73
Lamar Advertising Co, Cl A ‡	1,059	130
LTC Properties Inc ‡	1,142	42
LXP Industrial Trust ‡	966	9
Macerich Co/The ‡	5,508	100
Marcus & Millichap Inc	1,380	40
Medical Properties Trust Inc ‡	2,513	13
Mid-America Apartment Communities Inc ‡	318	44
Millrose Properties	61	2
NET Lease Office Properties ‡	10	—

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Newmark Group Inc, Cl A	3,753	$70
Omega Healthcare Investors Inc ‡	1,229	52
Outfront Media Inc ‡	1,942	36
Paramount Group Inc *‡	5,922	39
Park Hotels & Resorts Inc ‡	1,996	22
Pebblebrook Hotel Trust ‡	1,899	22
Piedmont Office Realty Trust Inc, Cl A ‡	2,333	21
PotlatchDeltic Corp ‡	231	9
Prologis Inc ‡	13,727	1,572
Public Storage ‡	384	111
Rayonier Inc ‡	1,664	44
RE/MAX Holdings Inc, Cl A *	1,292	12
Realty Income Corp ‡	2,112	128
Regency Centers Corp ‡	16,124	1,175
Rexford Industrial Realty Inc ‡	241	10
RLJ Lodging Trust ‡	2,849	20
RMR Group Inc/The, Cl A	1,095	17
Ryman Hospitality Properties Inc ‡	577	52
Safehold Inc ‡	968	15
SBA Communications Corp, Cl A ‡	684	132
Seaport Entertainment Group Inc *	88	2
Service Properties Trust ‡	483	1
Simon Property Group Inc ‡	698	131
SITE Centers Corp ‡	933	8
SL Green Realty Corp ‡	2,468	148
St Joe Co/The	460	23
STAG Industrial Inc ‡	359	13
Summit Hotel Properties Inc ‡	4,173	23
Sun Communities Inc ‡	272	35
Tanger Inc ‡	647	22
UDR Inc ‡	250	9
Urban Edge Properties ‡	2,679	55
Ventas Inc ‡	2,183	153
VICI Properties Inc, Cl A ‡	3,317	108
Vornado Realty Trust ‡	2,903	118
Welltower Inc ‡	2,514	448
Weyerhaeuser Co ‡	17,005	422
WP Carey Inc ‡	149	10
Xenia Hotels & Resorts Inc ‡	2,347	32
Zillow Group Inc, Cl A *	4,214	314
Zillow Group Inc, Cl C *	1,112	86
		12,397
Utilities — 2.0%
AES Corp/The	5,282	70
ALLETE Inc	620	41
Alliant Energy Corp	213	14
Ameren Corp	141	15
American Electric Power Co Inc	5,930	667
American States Water Co	580	43
American Water Works Co Inc	2,717	378
Atmos Energy Corp	461	79
BROOKFIELD INFRASTRUCTURE-A	1,827	75
California Water Service Group	1,995	92

14	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CenterPoint Energy Inc	434	$17
Clearway Energy Inc, Cl C	456	13
CMS Energy Corp	16,721	1,225
Consolidated Edison Inc	1,130	114
Constellation Energy Corp	1,048	345
Dominion Energy Inc	2,121	130
DTE Energy Co	876	124
Duke Energy Corp	11,833	1,464
Edison International	3,288	182
Entergy Corp	4,552	424
Essential Utilities Inc	331	13
Evergy Inc	180	14
Eversource Energy	10,983	781
Exelon Corp	11,090	499
FirstEnergy Corp	1,531	70
Hawaiian Electric Industries Inc *	249	3
IDACORP Inc, Cl Rights	108	14
MDU Resources Group Inc	386	7
MGE Energy Inc	631	53
National Fuel Gas Co	223	21
New Jersey Resources Corp	1,111	53
NextEra Energy Inc	26,367	1,990
NiSource Inc	419	18
Northwest Natural Holding Co	699	31
NRG Energy Inc	323	52
OGE Energy Corp	261	12
Oklo Inc, Cl A *	1,163	130
Ormat Technologies Inc	644	62
PG&E Corp	692	10
Pinnacle West Capital Corp	1,420	127
Portland General Electric Co	894	39
PPL Corp	2,577	96
Public Service Enterprise Group Inc	210	18
Sempra	1,258	113
SJW Group	716	35
Southern Co/The	3,583	340
TXNM Energy Inc	975	55
UGI Corp	253	8
Vistra Corp	3,895	763
WEC Energy Group Inc	1,179	135
Xcel Energy Inc	1,637	132
		11,206

Total Common Stock
(Cost $202,769) ($ Thousands)		561,265

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	332	–
Total Rights
(Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class 4.040%**†	2,138,917	$2,139
Total Cash Equivalent
(Cost $2,139) ($ Thousands)		2,139
Total Investments in Securities — 99.7%
(Cost $204,908) ($ Thousands)		$563,404

New Covenant Funds	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Growth Fund (Concluded)

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	2	Dec-2025	$242	$245	$3
S&P 500 Index E-MINI	6	Dec-2025	2,001	2,022	21
			$2,243	$2,267	$24

Percentages are based on Net Assets of $565,182 ($ Thousands).

‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2025.

†	Investment in Affiliated Security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the transactions with affiliates for the period ended September 30, 2025 ($ Thousands):

Security Description	Value 6/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$5,913	$6,841	$(10,615)	$—	$—	$2,139	$33	$—

Amounts designated as "—" are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

16	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 43.0%
Agency Mortgage-Backed Obligations — 34.9%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl A
5.398%, US0001M + 0.880%, 09/15/2034(A)(B)	$130	$129
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.006%, SOFR30A + 1.650%, 12/25/2041(A)(B)	440	442
FHLMC
6.555%, US0012M + 1.625%, 10/01/2046(B)	303	312
6.517%, US0012M + 1.598%, 06/01/2047(B)	193	199
6.500%, 12/01/2035	195	202
6.000%, 03/01/2035	373	388
5.500%, 12/01/2036 to 09/01/2053	1,415	1,441
5.000%, 11/01/2035 to 05/01/2054	1,667	1,678
4.500%, 06/01/2038 to 10/01/2053	4,010	3,950
4.000%, 07/01/2037 to 02/01/2053	3,564	3,404
3.500%, 11/01/2042 to 11/01/2052	2,834	2,623
3.000%, 11/01/2043 to 06/01/2052	4,767	4,262
2.500%, 08/01/2030 to 05/01/2052	5,257	4,581
2.000%, 10/01/2040 to 04/01/2052	4,135	3,397
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1515, Cl X1, IO
1.632%, 02/25/2035(B)	2,267	229
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
1.043%, 09/25/2030(B)	13,503	528
FHLMC Multifamily Structured Pass-Through Certificates, Ser K740, Cl X1, IO
0.816%, 09/25/2027(B)	7,655	91
FHLMC Multifamily Structured Pass-Through Certificates, Ser KG06, Cl X1, IO
0.626%, 10/25/2031(B)	6,482	170
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.856%, SOFR30A + 1.500%, 10/25/2041(A)(B)	197	197
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.656%, SOFR30A + 1.300%, 02/25/2042(A)(B)	22	22
FHLMC, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	139	126
FHLMC, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	25	22
FHLMC, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	374	84
FHLMC, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	300	279
FHLMC, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	837	105
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC, Ser 2024-5473, Cl BF
5.656%, SOFR30A + 1.300%, 11/25/2054(B)	$442	$444
FNMA
7.000%, 11/01/2037 to 11/01/2038	11	11
6.635%, US0012M + 1.700%, 03/01/2036(B)	15	16
6.518%, 01/01/2036(B)	17	18
6.500%, 01/01/2038	18	19
5.500%, 02/01/2035 to 11/01/2053	2,328	2,372
5.000%, 11/01/2025 to 06/01/2054	5,022	5,059
4.500%, 02/01/2035 to 08/01/2058	6,467	6,368
4.000%, 09/01/2038 to 06/01/2057	5,639	5,441
3.500%, 02/01/2036 to 03/01/2057	7,012	6,566
3.000%, 07/01/2035 to 05/01/2052	6,836	6,148
2.500%, 03/01/2035 to 09/01/2061	10,138	8,843
2.000%, 07/01/2031 to 04/01/2052	7,978	6,617
FNMA or FHLMC TBA
5.500%, 10/01/2034	575	580
2.000%, 10/15/2055	4,825	3,889
FNMA TBA
5.000%, 10/01/2036	1,250	1,240
4.500%, 10/14/2034	850	825
4.000%, 10/14/2039	4,150	3,913
3.500%, 10/01/2040	2,650	2,423
FNMA, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	208	210
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	62	64
FNMA, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	107	99
FNMA, Ser 2014-6, Cl Z
2.500%, 02/25/2044	130	115
FNMA, Ser 2018-74, Cl AB
3.500%, 10/25/2048	55	51
FNMA, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	111	68
FNMA, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	200	162
FNMA, Ser 2020-57, Cl TA
2.000%, 04/25/2050	80	71
FNMA, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	836	108
GNMA
5.500%, 02/20/2037 to 05/20/2053	929	942
5.000%, 12/20/2038 to 08/20/2053	927	938
4.600%, 09/15/2034	643	642
4.500%, 05/20/2040 to 11/20/2054	2,873	2,822
4.000%, 01/15/2041 to 11/20/2049	1,397	1,338
3.500%, 06/20/2044 to 06/20/2052	2,294	2,113
3.000%, 03/20/2052	79	70
2.500%, 01/20/2051 to 09/20/2051	2,618	2,252
2.000%, 02/20/2052	1,029	851

New Covenant Funds	17

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA TBA
5.500%, 11/01/2034	$325	$327
5.000%, 10/01/2033	1,900	1,891
4.500%, 10/15/2039	875	849
4.000%, 10/01/2039	1,075	1,012
3.500%, 10/15/2041	2,025	1,849
3.000%, 10/01/2042	400	357
2.500%, 10/15/2055	2,525	2,175
GNMA, Ser 108, Cl IO, IO
0.971%, 06/16/2061(B)	3,144	225
GNMA, Ser 113, Cl IO, IO
1.139%, 02/16/2058(B)	3,366	204
GNMA, Ser 182, Cl IA, IO
0.700%, 06/16/2063	4,748	205
GNMA, Ser 2012-34, Cl SA, IO
1.800%, 03/20/2042(B)	13	1
GNMA, Ser 2018-168, Cl PA
4.000%, 08/20/2048	35	34
GNMA, Ser 2021-188, Cl PA
2.000%, 10/20/2051	172	142
GNMA, Ser 2022-189, Cl PT
2.500%, 10/20/2051	162	136
GNMA, Ser 2022-9, Cl GA
2.000%, 01/20/2052	140	117
UMBS TBA
3.000%, 10/15/2055	1,325	1,165
2.500%, 10/15/2055	7,150	6,027
		119,285
Non-Agency Mortgage-Backed Obligations — 8.1%
ACRA Trust, Ser 2024-NQM1, Cl A1
5.608%, 10/25/2064(A)(C)	662	666
ALA Trust 2025-OANA, Ser OANA, Cl A
5.894%, TSFR1M + 1.743%, 06/15/2040(A)(B)	425	427
BANK 2021-BNK36, Ser BN36, Cl A5
2.470%, 09/15/2064	410	366
BANK 2022-BNK42, Ser BNK42, Cl A5
4.493%, 06/15/2055(B)	450	442
BANK5 2023-5YR3, Ser 5YR3, Cl A2
6.255%, 09/15/2056	400	417
BBCMS Mortgage Trust 2024-5C29, Ser 5C29, Cl A3
5.208%, 09/15/2057	854	877
BBCMS Mortgage Trust, Ser 5C25, Cl A3
5.946%, 03/15/2057	759	795
Benchmark 2024-V6 Mortgage Trust, Ser V6, Cl A3
5.926%, 03/15/2057	819	856
Benchmark Mortgage Trust, Ser 2021-B26, Cl A3
2.391%, 06/15/2054	604	568
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	$10	$10
BRAVO Residential Funding Trust, Ser 2022-NQM3, Cl A1
5.108%, 07/25/2062(A)(B)	245	245
BX Commercial Mortgage Trust, Ser VOLT, Cl A
4.965%, US0001M + 0.700%, 09/15/2036(A)(B)	615	613
BX Commercial Mortgage Trust, Ser XL4, Cl A
5.592%, TSFR1M + 1.442%, 02/15/2039(A)(B)	770	771
BX Trust, Ser CLS, Cl A
5.760%, 10/13/2027(A)	463	466
BX Trust, Ser VLT4, Cl B
6.091%, TSFR1M + 1.941%, 06/15/2041(A)(B)	250	250
BX Trust, Ser VLT6, Cl A
5.593%, TSFR1M + 1.443%, 03/15/2042(A)(B)	518	518
Chase Home Lending Mortgage Trust 2024-9, Ser 2024-9, Cl A4
5.500%, 09/25/2055(A)(B)	815	818
Chase Home Lending Mortgage Trust 2025-5, Ser 2025-5, Cl A4A
5.500%, 04/25/2056(A)(B)	482	485
Chase Home Lending Mortgage Trust, Ser 2024-8, Cl A6A
5.500%, 08/25/2055(A)(B)	302	302
CHI Commercial Mortgage Trust, Ser SFT, Cl A
5.665%, 04/15/2042(A)(B)	450	461
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	205	204
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(A)(C)	65	62
Cross Mortgage Trust, Ser 2024-H6, Cl A1
5.129%, 09/25/2069(A)(B)	441	441
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(A)(B)	116	101
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(B)	708	591
CSMC Trust, Ser 2021-NQM7, Cl A1
1.756%, 10/25/2066(A)(B)	73	64
CSMC Trust, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(A)(B)	305	279
DC Commercial Mortgage Trust, Ser 2023-DC, Cl A
6.314%, 09/12/2040(A)	410	425

18	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(A)(B)	$204	$187
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	229	193
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(A)(B)	77	68
FRESB Mortgage Trust, Ser 2018-SB48, Cl A10F
3.370%, 02/25/2028(B)	325	318
GS Mortgage Securities Trust, Ser GC45, Cl A5
2.911%, 02/13/2053	889	833
GS Mortgage-Backed Securities Trust 2025-PJ4, Ser 2025-PJ4, Cl A5
5.500%, 09/25/2055(A)(B)	433	436
GS Mortgage-Backed Securities Trust 2025-PJ7, Ser 2025-PJ7, Cl A5
5.500%, 12/25/2055(A)(B)	527	529
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(A)	86	84
HILT COMMERCIAL MORTGAGE TRUST, Ser ORL, Cl A
5.691%, TSFR1M + 1.541%, 05/15/2037(A)(B)	400	401
Homes Trust, Ser 2024-NQM2, Cl A1
5.717%, 10/25/2069(A)(C)	407	411
JP Morgan Mortgage Trust, Ser 2025-5MPR, Cl A1B
5.592%, 11/25/2055(A)(C)	398	399
JPMorgan Chase Commercial Mortgage Securities Trust, Ser NINE, Cl B
2.949%, 09/06/2038(A)(B)	510	501
JPMorgan Commercial Mortgage Securities Trust, Ser 2014-C25, Cl A5
3.672%, 11/15/2047	67	66
JPMorgan Mortgage Trust, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(A)(B)	255	258
JPMorgan Mortgage Trust, Ser 2025-1, Cl A4A
5.500%, 06/25/2055(A)(B)	467	470
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	99	97
Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C1, Ser 5C1, Cl A3
5.635%, 03/15/2058	828	866
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2017-C34, Cl ASB
3.354%, 11/15/2052	221	219
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C30, Cl A4
2.600%, 09/15/2049	$366	$364
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-1, Cl A4
5.500%, 03/25/2055(A)(B)	385	386
New Residential Mortgage Loan Trust, Ser 2018-RPL1, Cl M2
3.500%, 12/25/2057(A)(B)	240	207
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(B)	163	158
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(B)	163	159
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	54	52
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	69	61
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(A)(B)	45	40
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(A)(C)	276	275
NYC Trust, Ser 3ELV, Cl A
6.141%, TSFR1M + 1.991%, 08/15/2029(A)(B)	475	477
NYO Commercial Mortgage Trust, Ser 1290, Cl A
5.361%, TSFR1M + 1.209%, 11/15/2038(A)(B)	345	344
OBX 2025-J3 Trust, Ser 2025-J3, Cl A5
5.000%, 10/25/2055(A)(B)	625	622
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	201	167
OBX Trust, Ser 2021-NQM2, Cl A3
1.563%, 05/25/2061(A)(B)	166	140
OBX Trust, Ser 2021-NQM3, Cl A1
1.054%, 07/25/2061(A)(B)	108	89
OBX Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(B)	180	154
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(B)	269	244
OBX Trust, Ser 2024-NQM1, Cl A2
5.700%, 12/25/2064(A)(C)	531	534
OBX Trust, Ser 2024-NQM11, Cl A3
6.230%, 06/25/2064(A)(C)	182	184
PRKCM Trust, Ser 2021-AFC1, Cl A1
1.510%, 08/25/2056(A)(B)	154	131
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(B)	110	98

New Covenant Funds	19

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
PRPM 2023-RCF2, Ser 2023-RCF2, Cl A1
4.000%, 11/25/2053(A)(C)	$532	$526
RCKT Mortgage Trust, Ser 2024-INV1, Cl A1
6.500%, 06/25/2054(A)(B)	81	82
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	163	157
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	301	292
Sequoia Mortgage Trust, Ser 2024-4, Cl A4
6.000%, 05/25/2054(A)(B)	292	295
Sequoia Mortgage Trust, Ser 2024-6, Cl A5
6.000%, 07/27/2054(A)(B)	345	349
Sequoia Mortgage Trust, Ser 2025-2, Cl A5
5.500%, 03/25/2055(A)(B)	504	506
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(A)(B)	314	295
SLG Office Trust, Ser 2021-OVA, Cl A
2.585%, 07/15/2041(A)	510	453
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
6.172%, US0001M + 1.900%, 05/25/2058(A)(B)	100	101
TRTX, Ser 2025-FL6, Cl A
5.673%, TSFR1M + 1.537%, 09/18/2042(A)(B)	513	514
UBS Commercial Mortgage Trust, Ser C16, Cl ASB
3.460%, 04/15/2052	204	201
Wells Fargo Commercial Mortgage Trust, Ser C38, Cl A5
3.453%, 07/15/2050	180	177
		27,690

Total Mortgage-Backed Securities
(Cost $151,310) ($ Thousands)		146,975

U.S. TREASURY OBLIGATIONS — 31.8%
U.S. Treasury Bills
4.281%, 10/16/2025 (D)	10,000	9,983
4.237%, 10/07/2025 (D)	9,700	9,694
U.S. Treasury Inflation-Protected Securities
0.125%, 01/15/2030	984	940
U.S. Treasury Notes
4.250%, 11/15/2034	4,246	4,294
4.250%, 05/15/2035	2,400	2,422
4.250%, 08/15/2035	3,133	3,158
4.125%, 11/30/2029	7,551	7,673
4.000%, 07/31/2029	5,195	5,252
4.000%, 02/28/2030	3,166	3,203
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.000%, 05/31/2030	$5,514	$5,579
3.875%, 05/31/2027	2,645	2,654
3.875%, 09/30/2032	5,305	5,288
3.875%, 08/15/2034	1,653	1,628
3.750%, 05/15/2028	483	485
3.625%, 08/31/2030	1,787	1,778
3.625%, 09/30/2030	30,660	30,511
3.500%, 09/30/2027	8,535	8,518
3.375%, 09/15/2028	5,390	5,354

Total U.S. Treasury Obligations
(Cost $108,287) ($ Thousands)		108,414

CORPORATE OBLIGATIONS — 19.5%

Communication Services — 1.0%
AT&T
4.700%, 08/15/2030	289	294
4.250%, 03/01/2027	150	150
2.550%, 12/01/2033	472	402
2.300%, 06/01/2027	120	117
Charter Communications Operating
4.400%, 04/01/2033	510	484
3.750%, 02/15/2028	200	197
T-Mobile USA
5.125%, 05/15/2032	150	154
3.750%, 04/15/2027	20	20
3.500%, 04/15/2031	180	171
3.375%, 04/15/2029	219	213
2.550%, 02/15/2031	204	185
2.050%, 02/15/2028	20	19
Verizon Communications
2.550%, 03/21/2031	664	603
2.355%, 03/15/2032	546	479
Warnermedia Holdings
4.054%, 03/15/2029	60	58
		3,546
Consumer Discretionary — 1.5%
Amazon.com
3.300%, 04/13/2027	140	139
3.150%, 08/22/2027	470	465
1.200%, 06/03/2027	20	19
Ferguson Finance
4.500%, 10/24/2028 (A)	459	461
3.250%, 06/02/2030 (A)	851	808
Home Depot
2.500%, 04/15/2027	450	441
Honda Motor
2.534%, 03/10/2027	632	618
Hyatt Hotels
5.050%, 03/30/2028	255	259

20	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
LKQ
5.750%, 06/15/2028	$682	$705
McDonald's MTN
3.800%, 04/01/2028	280	279
3.700%, 01/30/2026	10	10
3.500%, 07/01/2027	10	10
Starbucks
4.800%, 05/15/2030	420	429
Volkswagen Group of America Finance
5.800%, 03/27/2035 (A)	90	92
5.650%, 03/25/2032 (A)	230	238
		4,973
Consumer Staples — 0.6%
Ashtead Capital
5.800%, 04/15/2034 (A)	700	733
Kenvue
5.350%, 03/22/2026	150	151
Kroger
7.700%, 06/01/2029	565	629
Rentokil Terminix Funding
5.000%, 04/28/2030 (A)	453	461
		1,974
Energy — 0.6%
Columbia Pipelines Operating
6.036%, 11/15/2033 (A)	250	267
Energy Transfer
4.950%, 06/15/2028	10	10
Occidental Petroleum
5.618%, 10/10/2036 (D)	1,346	792
Schlumberger Holdings
3.900%, 05/17/2028 (A)	456	454
Williams
3.750%, 06/15/2027	390	387
		1,910
Financials — 7.7%
American Express
5.016%, SOFRRATE + 1.440%, 04/25/2031 (B)	520	535
4.918%, SOFRRATE + 1.220%, 07/20/2033 (B)	630	641
Ares Strategic Income Fund
4.850%, 01/15/2029 (A)	346	342
Aviation Capital Group
4.800%, 10/24/2030 (A)	851	850
Bank of America
6.204%, SOFRRATE + 1.990%, 11/10/2028 (B)	584	609
3.419%, US0003M + 1.040%, 12/20/2028 (B)	234	230
2.687%, SOFRRATE + 1.320%, 04/22/2032 (B)	190	173
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.651%, SOFRRATE + 1.220%, 03/11/2032 (B)	$90	$82
2.592%, SOFRRATE + 2.150%, 04/29/2031 (B)	210	195
1.734%, SOFRRATE + 0.960%, 07/22/2027 (B)	971	952
Bank of America MTN
4.250%, 10/22/2026	10	10
3.974%, US0003M + 1.210%, 02/07/2030 (B)	80	79
3.593%, US0003M + 1.370%, 07/21/2028 (B)	210	208
3.500%, 04/19/2026	130	130
Barclays
6.490%, SOFRRATE + 2.220%, 09/13/2029 (B)	887	939
Blackstone Holdings Finance
1.600%, 03/30/2031 (A)	590	511
Brown & Brown
4.900%, 06/23/2030	676	685
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (B)	446	505
7.149%, SOFRRATE + 2.440%, 10/29/2027 (B)	189	195
5.700%, SOFRRATE + 1.905%, 02/01/2030 (B)	322	334
4.927%, SOFRRATE + 2.057%, 05/10/2028 (B)	30	30
CBRE Services
4.800%, 06/15/2030	182	185
Citigroup
4.658%, SOFRRATE + 1.887%, 05/24/2028 (B)	140	141
4.542%, SOFRRATE + 1.338%, 09/19/2030 (B)	776	780
4.450%, 09/29/2027	90	90
4.300%, 11/20/2026	40	40
3.785%, SOFRRATE + 1.939%, 03/17/2033 (B)	50	47
3.668%, US0003M + 1.390%, 07/24/2028 (B)	340	337
3.200%, 10/21/2026	287	285
2.520%, SOFRRATE + 1.177%, 11/03/2032 (B)	110	98
Global Atlantic Finance
3.125%, 06/15/2031 (A)	1,026	926
Goldman Sachs Group
5.536%, SOFRRATE + 1.380%, 01/28/2036 (B)	35	37
4.250%, 10/21/2025	140	140
4.223%, US0003M + 1.301%, 05/01/2029 (B)	650	650

New Covenant Funds	21

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.615%, SOFRRATE + 1.846%, 03/15/2028 (B)	$30	$30
3.500%, 11/16/2026	90	89
Golub Capital BDC
7.050%, 12/05/2028	164	173
ING Groep
6.114%, SOFRRATE + 2.090%, 09/11/2034 (B)	539	583
JPMorgan Chase
5.294%, SOFRRATE + 1.460%, 07/22/2035 (B)	100	103
4.915%, SOFRRATE + 0.800%, 01/24/2029 (B)	240	244
4.565%, SOFRRATE + 1.750%, 06/14/2030 (B)	998	1,009
4.452%, US0003M + 1.330%, 12/05/2029 (B)	200	202
4.203%, US0003M + 1.260%, 07/23/2029 (B)	773	775
4.005%, US0003M + 1.120%, 04/23/2029 (B)	100	100
2.545%, SOFRRATE + 1.180%, 11/08/2032 (B)	110	99
2.522%, SOFRRATE + 2.040%, 04/22/2031 (B)	190	176
KKR Group Finance VI
3.750%, 07/01/2029 (A)	1,149	1,129
Lloyds Banking Group
5.721%, H15T1Y + 1.070%, 06/05/2030 (B)	865	905
Moody's
2.000%, 08/19/2031	1,000	879
Morgan Stanley
5.466%, SOFRRATE + 1.730%, 01/18/2035 (B)	230	240
5.320%, SOFRRATE + 1.555%, 07/19/2035 (B)	1,261	1,301
Morgan Stanley MTN
3.622%, SOFRRATE + 3.120%, 04/01/2031 (B)	475	461
2.699%, SOFRRATE + 1.143%, 01/22/2031 (B)	200	187
Morgan Stanley Private Bank
4.734%, SOFRRATE + 1.080%, 07/18/2031 (B)	295	299
4.466%, SOFRRATE + 0.770%, 07/06/2028 (B)	150	151
Peachtree Corners Funding Trust II
6.012%, 05/15/2035 (A)	682	716
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	834	945
SBA Tower Trust
4.831%, 10/15/2029 (A)	445	448
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.593%, 10/15/2031 (A)	$996	$880
State Street
5.159%, SOFRRATE + 1.890%, 05/18/2034 (B)	520	539
UBS Group
2.746%, H15T1Y + 1.100%, 02/11/2033 (A)(B)	575	513
US Bancorp
5.775%, SOFRRATE + 2.020%, 06/12/2029 (B)	100	104
US Bancorp MTN
2.215%, SOFRRATE + 0.730%, 01/27/2028 (B)	60	58
Wells Fargo
5.499%, SOFRRATE + 1.780%, 01/23/2035 (B)	20	21
3.000%, 10/23/2026	190	188
Wells Fargo MTN
5.557%, SOFRRATE + 1.990%, 07/25/2034 (B)	20	21
4.478%, SOFRRATE + 4.032%, 04/04/2031 (B)	220	221
4.300%, 07/22/2027	200	201
2.393%, SOFRRATE + 2.100%, 06/02/2028 (B)	290	282
		26,263
Health Care — 1.6%
AbbVie
4.800%, 03/15/2027	110	111
2.950%, 11/21/2026	20	20
Bristol-Myers Squibb
4.950%, 02/20/2026	130	130
3.200%, 06/15/2026	79	79
Centene
2.500%, 03/01/2031	380	328
Cigna Group
5.250%, 01/15/2036	110	112
4.500%, 09/15/2030	110	110
4.375%, 10/15/2028	220	221
1.250%, 03/15/2026	302	298
CVS Health
5.700%, 06/01/2034	250	261
4.300%, 03/25/2028	164	164
1.875%, 02/28/2031	20	17
CVS Pass-Through Trust
7.507%, 01/10/2032 (A)	793	845
5.773%, 01/10/2033 (A)	267	274
Elevance Health
5.000%, 01/15/2036	205	203
4.100%, 05/15/2032	80	78
2.550%, 03/15/2031	1,023	929
Humana
5.750%, 12/01/2028	200	208

22	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.700%, 03/23/2029	$160	$156
2.150%, 02/03/2032	30	26
Pfizer
2.625%, 04/01/2030	100	94
Stryker
4.700%, 02/10/2028	420	426
UnitedHealth Group
5.150%, 07/15/2034	50	51
4.000%, 05/15/2029	200	200
3.875%, 12/15/2028	30	30
2.300%, 05/15/2031	20	18
2.000%, 05/15/2030	30	27
1.250%, 01/15/2026	20	20
		5,436

Industrials — 1.9%
AerCap Ireland Capital DAC
3.000%, 10/29/2028	1,226	1,181
2.450%, 10/29/2026	190	187
Carrier Global
2.722%, 02/15/2030	625	586
CRH America Finance
5.500%, 01/09/2035	689	719
Cummins
5.150%, 02/20/2034	840	869
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl AA
3.625%, 07/30/2027	371	366
Genpact Luxembourg SARL
6.000%, 06/04/2029	469	488
John Deere Capital MTN
3.350%, 04/18/2029	934	913
Paychex
5.100%, 04/15/2030	310	319
Ryder System MTN
5.250%, 06/01/2028	609	626
SMBC Aviation Capital Finance DAC
5.100%, 04/01/2030 (A)	205	209
		6,463

Information Technology — 0.8%
Apple
2.450%, 08/04/2026	70	69
Dell International
5.000%, 04/01/2030	170	174
4.750%, 04/01/2028	255	259
Foundry JV Holdco
5.500%, 01/25/2031 (A)	335	348
Intel
2.000%, 08/12/2031	305	267
NXP BV
5.000%, 01/15/2033	916	928
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Oracle
4.800%, 08/03/2028	$225	$229
4.650%, 05/06/2030	70	71
4.450%, 09/26/2030	380	380
1.650%, 03/25/2026	130	128
		2,853

Materials — 0.4%
Amcor Flexibles North America
5.500%, 03/17/2035	30	31
5.100%, 03/17/2030	425	435
Rio Tinto Finance USA
4.875%, 03/14/2030	1,055	1,081
		1,547

Real Estate — 0.8%
American Tower
4.900%, 03/15/2030	175	179
2.900%, 01/15/2030	170	160
American Tower Trust #1
5.490%, 03/15/2028 (A)	554	564
Healthpeak OP
2.125%, 12/01/2028	769	720
Host Hotels & Resorts
5.700%, 06/15/2032	420	433
Lineage OP
5.250%, 07/15/2030 (A)	155	157
WP Carey
4.650%, 07/15/2030	380	382
		2,595

Utilities — 2.6%
Alliant Energy
5.750%, H15T5Y + 2.077%, 04/01/2056 (B)	135	135
American Electric Power
5.800%, H15T5Y + 2.128%, 03/15/2056 (B)	250	249
American Transmission Systems
2.650%, 01/15/2032 (A)	60	54
American Water Capital
2.800%, 05/01/2030	1,203	1,133
Brooklyn Union Gas
3.407%, 03/10/2026 (A)	400	399
Commonwealth Edison
3.700%, 08/15/2028	468	464
Consumers 2023 Securitization Funding
5.210%, 09/01/2030	512	527
Dominion Energy
6.000%, H15T5Y + 2.262%, 02/15/2056 (B)	165	166
Duke Energy Carolinas
2.850%, 03/15/2032	1,057	963

New Covenant Funds	23

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy Progress
5.050%, 03/15/2035	$240	$244
Exelon
5.625%, 06/15/2035	343	358
FirstEnergy
1.600%, 01/15/2026	30	30
Florida Power & Light
2.450%, 02/03/2032	544	489
Niagara Mohawk Power
4.647%, 10/03/2030 (A)	180	181
NSTAR Electric
1.950%, 08/15/2031	1,000	875
Oncor Electric Delivery
4.150%, 06/01/2032	300	293
PG&E Wildfire Recovery Funding
4.022%, 06/01/2031	577	573
3.594%, 06/01/2030	525	518
Southern
3.750%, H15T5Y + 2.915%, 09/15/2051 (B)	425	419
Trans-Allegheny Interstate Line
5.000%, 01/15/2031 (A)	340	349
Wisconsin Electric Power
4.600%, 10/01/2034	588	585
		9,004

Total Corporate Obligations
(Cost $66,840) ($ Thousands)		66,564

ASSET-BACKED SECURITIES — 9.4%
Mortgage Related Securities — 0.1%
ABFC 2006-OPT1 Trust, Ser 2006-OPT1, Cl A3D
4.752%, TSFR1M + 0.594%, 09/25/2036 (B)	330	327
Cascade MH Asset Trust, Ser 2021-MH1, Cl A1
1.753%, 02/25/2046 (A)	52	48
		375

Other Asset-Backed Securities — 9.3%
Aimco CLO 11, Ser 2024-11A, Cl A1R2
5.662%, TSFR3M + 1.340%, 07/17/2037 (A)(B)	553	555
ALLO Issuer, Ser 2023-1A, Cl A2
6.200%, 06/20/2053 (A)	275	279
AMMC CLO 24, Ser 2024-24A, Cl AR
5.526%, TSFR3M + 1.200%, 01/20/2035 (A)(B)	500	501
AMSR Trust, Ser 2023-SFR1, Cl A
4.000%, 04/17/2040 (A)	960	949
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AMSR Trust, Ser 2024-SFR1, Cl A
4.290%, 07/17/2041 (A)(C)	$600	$598
APIDOS CLO XLVIII, Ser 2024-48A, Cl A1
5.759%, TSFR3M + 1.440%, 07/25/2037 (A)(B)	284	285
Bain Capital Credit CLO, Ser 2024-6A, Cl A1R
5.416%, TSFR3M + 1.090%, 10/21/2034 (A)(B)	425	426
Barings CLO, Ser 2019-III, Cl A1RR
5.466%, TSFR3M + 1.140%, 01/20/2036 (A)(B)	450	450
CIFC Funding, Ser 2016-1, Cl AR3
5.326%, TSFR3M + 1.000%, 10/21/2031 (A)(B)	398	398
CIFC Funding, Ser 2024-3A, Cl A
5.926%, TSFR3M + 1.600%, 01/20/2037 (A)(B)	1,043	1,044
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/2045 (A)	364	340
CLI Funding VI, Ser 2020-3A, Cl A
2.070%, 10/18/2045 (A)	116	109
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/2049 (A)	260	264
Clover CLO, Ser 2021-3, Cl AR
5.389%, TSFR3M + 1.070%, 01/25/2035 (A)(B)	450	450
Consolidated Communications, Ser 2025-1A, Cl A2
6.000%, 05/20/2055 (A)	155	159
DB Master Finance, Ser 2021-1A, Cl A2II
2.493%, 11/20/2051 (A)	1,010	952
Dryden 68 CLO, Ser 2024-68A, Cl ARR
5.418%, TSFR3M + 1.100%, 07/15/2035 (A)(B)	400	400
Elmwood CLO 22, Ser 2025-1A, Cl AR
5.522%, TSFR3M + 1.200%, 04/17/2038 (A)(B)	355	355
FirstKey Homes Trust, Ser 2021-SFR1, Cl A
1.538%, 08/17/2038 (A)	719	702
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (A)	420	409
Flatiron CLO 26, Ser 2024-4A, Cl A
5.648%, TSFR3M + 1.330%, 01/15/2038 (A)(B)	525	526
Flatiron RR CLO 22, Ser 2025-2A, Cl AR
5.228%, TSFR3M + 0.910%, 10/15/2034 (A)(B)	693	690
Goldentree Loan Management US Clo 11, Ser 2024-11A, Cl AR
5.406%, TSFR3M + 1.080%, 10/20/2034 (A)(B)	415	415
Home Partners of America Trust, Ser 2022-1, Cl A
3.930%, 04/17/2039 (A)	274	273

24	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hotwire Funding, Ser 2021-1, Cl A2
2.311%, 11/20/2051 (A)	$335	$327
LCM 29, Ser 2021-29A, Cl AR
5.649%, TSFR3M + 1.332%, 04/15/2031 (A)(B)	223	223
LCM 37, Ser 2024-37A, Cl A1R
5.378%, TSFR3M + 1.060%, 04/15/2034 (A)(B)	458	458
LCM 39, Ser 2024-39A, Cl A2R
5.918%, TSFR3M + 1.600%, 10/15/2034 (A)(B)	488	488
OCP CLO 2015-10, Ser 2024-10A, Cl AR3
5.624%, TSFR3M + 1.310%, 01/26/2038 (A)(B)	880	882
Octagon Investment Partners 40, Ser 2025-1A, Cl BRR
5.876%, TSFR3M + 1.550%, 01/20/2035 (A)(B)	470	469
Palmer Square CLO 2022-2, Ser 2024-2A, Cl AR
5.696%, TSFR3M + 1.370%, 07/20/2037 (A)(B)	523	525
Palmer Square Loan Funding, Ser 2022-2A, Cl A1
5.588%, TSFR3M + 1.270%, 10/15/2030 (A)(B)	106	106
PFS Financing, Ser 2025-D, Cl A
4.470%, 05/15/2030 (A)	536	540
Planet Fitness Master Issuer, Ser 2022-1A, Cl A2I
3.251%, 12/05/2051 (A)	489	481
Progress Residential Trust, Ser 2022-SFR2, Cl A
2.950%, 04/17/2027 (A)	963	942
Progress Residential Trust, Ser 2022-SFR3, Cl A
3.200%, 04/17/2039 (A)	488	479
Rockford Tower CLO 2020-1, Ser 2025-1A, Cl A1RR
5.416%, TSFR3M + 1.090%, 01/20/2036 (A)(B)	475	474
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (A)	1,518	1,484
SBA Small Business Investment, Ser 2023-10A, Cl 1
5.168%, 03/10/2033	778	792
SBA Small Business Investment, Ser 2024-10A, Cl 1
5.035%, 03/10/2034	827	839
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
5.476%, TSFR3M + 1.150%, 10/20/2034 (A)(B)	400	400
Subway Funding, Ser 2024-1A, Cl A2II
6.268%, 07/30/2054 (A)	706	724
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (A)	$583	$538
Textainer Marine Containers VII, Ser 2020-2A, Cl A
2.100%, 09/20/2045 (A)	257	241
Textainer Marine Containers VII, Ser 2020-3A, Cl A
2.110%, 09/20/2045 (A)	273	259
Tricon American Homes Trust, Ser 2019-SFR1, Cl A
2.750%, 03/17/2038 (A)	267	265
Tricon Residential 2025-SFR2 Trust, Ser 2025-SFR2, Cl A
5.200%, 08/17/2044 (A)	486	493
Tricon Residential Trust, Ser 2021-SFR1, Cl A
1.943%, 07/17/2038 (A)	848	831
Trinity Rail Leasing 2019-1, Ser 2019-1A, Cl A
3.820%, 04/17/2049 (A)	375	373
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	64	63
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	62	62
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	44	42
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	215	209
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	318	303
United States Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	273	256
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	160	152
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	212	198
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	802	764
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	566	543
United States Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	829	788

New Covenant Funds	25

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2022-25H, Cl 1
3.800%, 08/01/2047	$411	$389
United States Small Business Administration, Ser 2023-25F, Cl 1
4.930%, 06/01/2048	779	785
United States Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	772	781
Wendy's Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (A)	300	298
Wendy's Funding, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (A)	591	549
Wendy's Funding, Ser 2021-1A, Cl A2II
2.775%, 06/15/2051 (A)	254	227
		31,571

Total Asset-Backed Securities
(Cost $32,165) ($ Thousands)		31,946

MUNICIPAL BONDS — 1.0%
California — 0.2%
California State, Health Facilities Financing Authority, RB
3.378%, 06/01/2028	575	566

Illinois — 0.2%
Illinois State, Housing Development Authority, Ser F, RB, GNMA/FNMA/FHLMC
4.617%, 04/01/2027	580	585

Iowa — 0.0%
Iowa State, Student Loan Liquidity, Ser A, RB
5.343%, 12/01/2034	166	166
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts — 0.2%
Massachusetts State, Educational Financing Authority, RB
5.520%, 07/01/2035	$845	$863

New Hampshire — 0.3%
New Hampshire State, Health and Education Facilities Authority Act, RB
5.040%, 11/01/2034	1,090	1,092

Virginia — 0.1%
Virginia State, Housing Development Authority, Ser S, RB
4.492%, 01/01/2027	270	272

Total Municipal Bonds
(Cost $3,526) ($ Thousands)		3,544

SOVEREIGN DEBT — 0.3%

Province of Quebec Canada, Ser A MTN
6.350%, 01/30/2026	1,010	1,017

Total Sovereign Debt
(Cost $1,020) ($ Thousands)		1,017

	Shares
CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.040%**†	9,291,013	9,291

Total Cash Equivalent
(Cost $9,291) ($ Thousands)		9,291

Total Investments in Securities — 107.7%
(Cost $372,439) ($ Thousands)		$367,751

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	239	Dec-2025	$49,776	$49,807	$31
U.S. 5-Year Treasury Note	1	Dec-2025	109	109	–
			49,885	49,916	31
Short Contracts
U.S. Ultra Long Treasury Bond	(24)	Dec-2025	$(2,805)	$(2,882)	$(77)
Ultra 10-Year U.S. Treasury Note	(45)	Dec-2025	(5,112)	(5,178)	(66)
			(7,917)	(8,060)	(143)
			$41,968	$41,856	$(112)

26	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Income Fund (Concluded)

Percentages are based on Net Assets of $341,404 ($ Thousands).
**	The rate reported is the 7-day effective yield as of September 30, 2025.
†	Investment in Affiliated Security.
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2025, the value of these securities amounted to $58,324 ($ Thousands), representing 17.1% of the Net Assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2025 ($ Thousands):

Security Description	Value 6/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$28,663	$186,821	$(206,193)	$—	$—	$9,291	$238	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

New Covenant Funds	27

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Balanced Growth Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.0%
Equity Fund — 62.1%
New Covenant Growth Fund†	3,226,110	$231,087

Total Equity Fund
(Cost $84,474) ($ Thousands)		231,087
Fixed Income Fund — 36.9%
New Covenant Income Fund†	6,414,349	137,203

Total Fixed Income Fund
(Cost $142,870) ($ Thousands)		137,203
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
4.040%**†	3,448,340	$3,448
Total Cash Equivalent
(Cost $3,448) ($ Thousands)		3,448
Total Investments in Securities — 99.9%
(Cost $230,792) ($ Thousands)		$371,738

Percentages are based on Net Assets of $372,074 ($ Thousands).
**	The rate reported is the 7-day effective yield as of September 30, 2025.
†	Investment in Affiliated Security.

The following is a summary of the transactions with affiliates for the period ended September 30, 2025 ($ Thousands):

Security Description	Value 6/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2025	Income	Capital Gains
New Covenant Growth Fund	$218,600	$—	$(4,016)	$234	$16,269	$231,087	$294	$—
New Covenant Income Fund	135,920	—	—	—	1,283	137,203	1,132	—
SEI Daily Income Trust, Government Fund, Institutional Class	3,391	6,747	(6,690)	—	—	3,448	31	—
Totals	$357,911	$6,747	$(10,706)	$234	$17,552	$371,738	$1,457	$—

See “Glossary” for abbreviations.

Amounts designated as "—" are $0 or have been rounded to $0.

28	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

New Covenant Balanced Income Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.0%
Fixed Income Fund — 62.1%
New Covenant Income Fund†	2,308,369	$49,376

Total Fixed Income Fund
(Cost $52,248) ($ Thousands)		49,376
Equity Fund — 36.9%
New Covenant Growth Fund†	409,795	29,353

Total Equity Fund
(Cost $9,050) ($ Thousands)		29,353
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.040%**†	650,840	$651
Total Cash Equivalent
(Cost $651) ($ Thousands)		651
Total Investments in Securities — 99.8%
(Cost $61,949) ($ Thousands)		$79,380

Percentages are based on Net Assets of $79,506 ($ Thousands).
**	The rate reported is the 7-day effective yield as of September 30, 2025.
†	Investment in Affiliated Security.

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2025 ($ Thousands):

Security Description	Value 6/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2025	Income	Capital Gains
New Covenant Income Fund	$48,492	$425	$—	$—	$459	$49,376	$405	$—
New Covenant Growth Fund	27,704	—	(441)	64	2,026	29353	37	—
SEI Daily Income Trust, Government Fund, Institutional Class	456	1,967	(1,772)	—	—	651	7	—
Totals	$76,652	$2,392	$(2,213)	$64	$2,485	$79,380	$449	$—

See “Glossary” for abbreviations.

Amounts designated as "—" are $0 or have been rounded to $0.

New Covenant Funds	29

Glossary (abbeviations which may be used in the preceding Schedules of Investments):

Portfolio Abbreviations
ABS — Asset-Backed Security
AGM — Assured Guaranty Municipal
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
IO — Interest Only - face amount represents notional amount
JSC — Joint Stock Company
L.P. — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
STACR — Structured Agency Credit Risk
TBA — To Be Announced
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
USD — U.S. Dollar

30	New Covenant Funds